UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Balanced Fund

Class A EVIFX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.97%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$937,472,850
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	386
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Common Stocks
60.7%
Corporate Bonds
10.9%
U.S. Treasury Obligations
10.8%
U.S. Government Agency Mortgage-Backed Securities
6.6%
Asset-Backed Securities
4.0%
Commercial Mortgage-Backed Securities
3.4%
Short-Term-Investments
2.7%
Collateralized Mortgage Obligations
0.6%
Taxable Municipal Obligations
0.2%
Preferred Stocks
0.1%

Value	Value
Preferred Stocks	0.1%
Taxable Municipal Obligations	0.2%
Collateralized Mortgage Obligations	0.6%
Short-Term-Investments	2.7%
Commercial Mortgage-Backed Securities	3.4%
Asset-Backed Securities	4.0%
U.S. Government Agency Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	10.8%
Corporate Bonds	10.9%
Common Stocks	60.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	5.2%
Apple Inc.	4.4%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class C	3.0%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.5%
Meta Platforms, Inc., Class A	1.8%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.5%
AbbVie, Inc.	1.5%
Total	28.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

EVIFX-TSR-SAR

Eaton Vance Balanced Fund

Class C ECIFX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.72%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$937,472,850
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	386
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
Preferred Stocks	0.1%
Taxable Municipal Obligations	0.2%
Collateralized Mortgage Obligations	0.6%
Short-Term-Investments	2.7%
Commercial Mortgage-Backed Securities	3.4%
Asset-Backed Securities	4.0%
U.S. Government Agency Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	10.8%
Corporate Bonds	10.9%
Common Stocks	60.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	5.2%
Apple Inc.	4.4%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class C	3.0%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.5%
Meta Platforms, Inc., Class A	1.8%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.5%
AbbVie, Inc.	1.5%
Total	28.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

ECIFX-TSR-SAR

Eaton Vance Balanced Fund

Class I EIIFX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.72%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$937,472,850
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	386
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
Preferred Stocks	0.1%
Taxable Municipal Obligations	0.2%
Collateralized Mortgage Obligations	0.6%
Short-Term-Investments	2.7%
Commercial Mortgage-Backed Securities	3.4%
Asset-Backed Securities	4.0%
U.S. Government Agency Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	10.8%
Corporate Bonds	10.9%
Common Stocks	60.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	5.2%
Apple Inc.	4.4%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class C	3.0%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.5%
Meta Platforms, Inc., Class A	1.8%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.5%
AbbVie, Inc.	1.5%
Total	28.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

EIIFX-TSR-SAR

Eaton Vance Balanced Fund

Class R ERIFX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$64	1.22%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$937,472,850
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	386
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
Preferred Stocks	0.1%
Taxable Municipal Obligations	0.2%
Collateralized Mortgage Obligations	0.6%
Short-Term-Investments	2.7%
Commercial Mortgage-Backed Securities	3.4%
Asset-Backed Securities	4.0%
U.S. Government Agency Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	10.8%
Corporate Bonds	10.9%
Common Stocks	60.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	5.2%
Apple Inc.	4.4%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class C	3.0%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.5%
Meta Platforms, Inc., Class A	1.8%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.5%
AbbVie, Inc.	1.5%
Total	28.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

ERIFX-TSR-SAR

Eaton Vance Balanced Fund

Class R6 ESIFX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.68%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$937,472,850
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	386
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
Preferred Stocks	0.1%
Taxable Municipal Obligations	0.2%
Collateralized Mortgage Obligations	0.6%
Short-Term-Investments	2.7%
Commercial Mortgage-Backed Securities	3.4%
Asset-Backed Securities	4.0%
U.S. Government Agency Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	10.8%
Corporate Bonds	10.9%
Common Stocks	60.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	5.2%
Apple Inc.	4.4%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class C	3.0%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.5%
Meta Platforms, Inc., Class A	1.8%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.5%
AbbVie, Inc.	1.5%
Total	28.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

ESIFX-TSR-SAR

Eaton Vance Core Bond Fund

Class A EAGIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Core Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Core Bond Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$271,098,590
# of Portfolio Holdings (for Core Bond Portfolio)	331
Portfolio Turnover Rate (for Core Bond Portfolio)	161%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Core Bond Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Corporate Bonds
28.4%
U.S. Treasury Obligations
28.3%
U.S. Government Agency Mortgage-Backed Securities
17.3%
Asset-Backed Securities
10.3%
Commercial Mortgage-Backed Securities
8.9%
Short-Term Investments
4.5%
Collateralized Mortgage Obligations
1.5%
Other†
0.8%

Value	Value
OtherFootnote Reference†	0.8%
Collateralized Mortgage Obligations	1.5%
Short-Term Investments	4.5%
Commercial Mortgage-Backed Securities	8.9%
Asset-Backed Securities	10.3%
U.S. Government Agency Mortgage-Backed Securities	17.3%
U.S. Treasury Obligations	28.3%
Corporate Bonds	28.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Reference*

AAA
62.1%
AA
6.3%
A
17.2%
BBB
21.8%
BB
1.0%
B
0.9%
CCC or Lower
0.1%
Not Rated
2.2%
Cash & Equivalents
(11.6%)

Value	Value
Cash & Equivalents	(11.6%)
Not Rated	2.2%
CCC or Lower	0.1%
B	0.9%
BB	1.0%
BBB	21.8%
A	17.2%
AA	6.3%
AAA	62.1%
Footnote	Description
Footnote*	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

EAGIX-TSR-SAR

Eaton Vance Core Bond Fund

Class I EIGIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Core Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.49%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Core Bond Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$271,098,590
# of Portfolio Holdings (for Core Bond Portfolio)	331
Portfolio Turnover Rate (for Core Bond Portfolio)	161%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Core Bond Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Collateralized Mortgage Obligations	1.5%
Short-Term Investments	4.5%
Commercial Mortgage-Backed Securities	8.9%
Asset-Backed Securities	10.3%
U.S. Government Agency Mortgage-Backed Securities	17.3%
U.S. Treasury Obligations	28.3%
Corporate Bonds	28.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash & Equivalents	(11.6%)
Not Rated	2.2%
CCC or Lower	0.1%
B	0.9%
BB	1.0%
BBB	21.8%
A	17.2%
AA	6.3%
AAA	62.1%
Footnote	Description
Footnote*	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

EIGIX-TSR-SAR

Eaton Vance Dividend Builder Fund

Class A EVTMX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Key Fund Statistics

Total Net Assets	$873,101,073
# of Portfolio Holdings	57
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
21.4%
Financials
20.2%
Health Care
14.6%
Industrials
13.3%
Energy
5.8%
Consumer Staples
5.7%
Communication Services
5.2%
Materials
4.3%
Utilities
4.0%
Consumer Discretionary
3.2%
Real Estate
2.0%
Short-Term Investments
0.3%

Value	Value
Short-Term Investments	0.3%
Real Estate	2.0%
Consumer Discretionary	3.2%
Utilities	4.0%
Materials	4.3%
Communication Services	5.2%
Consumer Staples	5.7%
Energy	5.8%
Industrials	13.3%
Health Care	14.6%
Financials	20.2%
Information Technology	21.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.9%
JPMorgan Chase & Co.	3.7%
Broadcom, Inc.	3.6%
Chevron Corp.	3.4%
AbbVie, Inc.	3.3%
International Paper Co.	2.5%
Walmart, Inc.	2.5%
Truist Financial Corp.	2.4%
EOG Resources, Inc.	2.4%
Lam Research Corp.	2.3%
Total	31.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

EVTMX-TSR-SAR

Eaton Vance Dividend Builder Fund

Class C ECTMX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.75%

Key Fund Statistics

Total Net Assets	$873,101,073
# of Portfolio Holdings	57
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Real Estate	2.0%
Consumer Discretionary	3.2%
Utilities	4.0%
Materials	4.3%
Communication Services	5.2%
Consumer Staples	5.7%
Energy	5.8%
Industrials	13.3%
Health Care	14.6%
Financials	20.2%
Information Technology	21.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.9%
JPMorgan Chase & Co.	3.7%
Broadcom, Inc.	3.6%
Chevron Corp.	3.4%
AbbVie, Inc.	3.3%
International Paper Co.	2.5%
Walmart, Inc.	2.5%
Truist Financial Corp.	2.4%
EOG Resources, Inc.	2.4%
Lam Research Corp.	2.3%
Total	31.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

ECTMX-TSR-SAR

Eaton Vance Dividend Builder Fund

Class I EIUTX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.75%

Key Fund Statistics

Total Net Assets	$873,101,073
# of Portfolio Holdings	57
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Real Estate	2.0%
Consumer Discretionary	3.2%
Utilities	4.0%
Materials	4.3%
Communication Services	5.2%
Consumer Staples	5.7%
Energy	5.8%
Industrials	13.3%
Health Care	14.6%
Financials	20.2%
Information Technology	21.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.9%
JPMorgan Chase & Co.	3.7%
Broadcom, Inc.	3.6%
Chevron Corp.	3.4%
AbbVie, Inc.	3.3%
International Paper Co.	2.5%
Walmart, Inc.	2.5%
Truist Financial Corp.	2.4%
EOG Resources, Inc.	2.4%
Lam Research Corp.	2.3%
Total	31.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

EIUTX-TSR-SAR

Eaton Vance Greater India Fund

Class A ETGIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.48%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$290,053,063
# of Portfolio Holdings (for Greater India Portfolio)	64
Portfolio Turnover Rate (for Greater India Portfolio)	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Greater India Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Financials
26.6%
Consumer Discretionary
20.6%
Information Technology
9.9%
Health Care
7.7%
Materials
6.6%
Consumer Staples
6.4%
Communication Services
5.5%
Industrials
4.8%
Short-Term Investments
3.4%
Energy
3.3%
Utilities
2.8%
Real Estate
2.4%

Value	Value
Real Estate	2.4%
Utilities	2.8%
Energy	3.3%
Short-Term Investments	3.4%
Industrials	4.8%
Communication Services	5.5%
Consumer Staples	6.4%
Materials	6.6%
Health Care	7.7%
Information Technology	9.9%
Consumer Discretionary	20.6%
Financials	26.6%

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	8.2%
Infosys Ltd.	5.5%
Bharti Airtel Ltd.	4.4%
Mahindra & Mahindra Ltd.	4.3%
Axis Bank Ltd.	4.1%
Bajaj Finance Ltd.	3.4%
Reliance Industries Ltd.	3.3%
Sun Pharmaceutical Industries Ltd.	3.1%
Trent Ltd.	3.1%
Zomato Ltd.	2.6%
Total	42.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

ETGIX-TSR-SAR

Eaton Vance Greater India Fund

Class C ECGIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$121	2.23%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$290,053,063
# of Portfolio Holdings (for Greater India Portfolio)	64
Portfolio Turnover Rate (for Greater India Portfolio)	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Greater India Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.4%
Utilities	2.8%
Energy	3.3%
Short-Term Investments	3.4%
Industrials	4.8%
Communication Services	5.5%
Consumer Staples	6.4%
Materials	6.6%
Health Care	7.7%
Information Technology	9.9%
Consumer Discretionary	20.6%
Financials	26.6%

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	8.2%
Infosys Ltd.	5.5%
Bharti Airtel Ltd.	4.4%
Mahindra & Mahindra Ltd.	4.3%
Axis Bank Ltd.	4.1%
Bajaj Finance Ltd.	3.4%
Reliance Industries Ltd.	3.3%
Sun Pharmaceutical Industries Ltd.	3.1%
Trent Ltd.	3.1%
Zomato Ltd.	2.6%
Total	42.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

ECGIX-TSR-SAR

Eaton Vance Greater India Fund

Class I EGIIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	1.23%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$290,053,063
# of Portfolio Holdings (for Greater India Portfolio)	64
Portfolio Turnover Rate (for Greater India Portfolio)	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Greater India Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.4%
Utilities	2.8%
Energy	3.3%
Short-Term Investments	3.4%
Industrials	4.8%
Communication Services	5.5%
Consumer Staples	6.4%
Materials	6.6%
Health Care	7.7%
Information Technology	9.9%
Consumer Discretionary	20.6%
Financials	26.6%

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	8.2%
Infosys Ltd.	5.5%
Bharti Airtel Ltd.	4.4%
Mahindra & Mahindra Ltd.	4.3%
Axis Bank Ltd.	4.1%
Bajaj Finance Ltd.	3.4%
Reliance Industries Ltd.	3.3%
Sun Pharmaceutical Industries Ltd.	3.1%
Trent Ltd.	3.1%
Zomato Ltd.	2.6%
Total	42.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

EGIIX-TSR-SAR

Eaton Vance Growth Fund

Class A EALCX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.04%

Key Fund Statistics

Total Net Assets	$428,343,586
# of Portfolio Holdings	50
Portfolio Turnover Rate	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
44.9%
Communication Services
13.3%
Consumer Discretionary
12.6%
Health Care
9.0%
Industrials
7.1%
Financials
5.6%
Consumer Staples
4.1%
Short-Term Investments
2.0%
Real Estate
1.4%

Value	Value
Real Estate	1.4%
Short-Term Investments	2.0%
Consumer Staples	4.1%
Financials	5.6%
Industrials	7.1%
Health Care	9.0%
Consumer Discretionary	12.6%
Communication Services	13.3%
Information Technology	44.9%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.2%
Microsoft Corp.	9.9%
Amazon.com, Inc.	8.0%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	5.8%
Eli Lilly & Co.	3.2%
Meta Platforms, Inc., Class A	3.2%
Adobe, Inc.	3.0%
Intuit, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Total	57.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

EALCX-TSR-SAR

Eaton Vance Growth Fund

Class C ECLCX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.79%

Key Fund Statistics

Total Net Assets	$428,343,586
# of Portfolio Holdings	50
Portfolio Turnover Rate	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.4%
Short-Term Investments	2.0%
Consumer Staples	4.1%
Financials	5.6%
Industrials	7.1%
Health Care	9.0%
Consumer Discretionary	12.6%
Communication Services	13.3%
Information Technology	44.9%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.2%
Microsoft Corp.	9.9%
Amazon.com, Inc.	8.0%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	5.8%
Eli Lilly & Co.	3.2%
Meta Platforms, Inc., Class A	3.2%
Adobe, Inc.	3.0%
Intuit, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Total	57.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

ECLCX-TSR-SAR

Eaton Vance Growth Fund

Class I ELCIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.79%

Key Fund Statistics

Total Net Assets	$428,343,586
# of Portfolio Holdings	50
Portfolio Turnover Rate	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.4%
Short-Term Investments	2.0%
Consumer Staples	4.1%
Financials	5.6%
Industrials	7.1%
Health Care	9.0%
Consumer Discretionary	12.6%
Communication Services	13.3%
Information Technology	44.9%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.2%
Microsoft Corp.	9.9%
Amazon.com, Inc.	8.0%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	5.8%
Eli Lilly & Co.	3.2%
Meta Platforms, Inc., Class A	3.2%
Adobe, Inc.	3.0%
Intuit, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Total	57.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

ELCIX-TSR-SAR

Eaton Vance Growth Fund

Class R ELCRX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$71	1.29%

Key Fund Statistics

Total Net Assets	$428,343,586
# of Portfolio Holdings	50
Portfolio Turnover Rate	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.4%
Short-Term Investments	2.0%
Consumer Staples	4.1%
Financials	5.6%
Industrials	7.1%
Health Care	9.0%
Consumer Discretionary	12.6%
Communication Services	13.3%
Information Technology	44.9%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.2%
Microsoft Corp.	9.9%
Amazon.com, Inc.	8.0%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	5.8%
Eli Lilly & Co.	3.2%
Meta Platforms, Inc., Class A	3.2%
Adobe, Inc.	3.0%
Intuit, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Total	57.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

ELCRX-TSR-SAR

Eaton Vance Large-Cap Value Fund

Class A EHSTX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Key Fund Statistics

Total Net Assets	$1,467,891,915
# of Portfolio Holdings	56
Portfolio Turnover Rate	39%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials 17.8%
Health Care 15.6%
Industrials 13.6%
Information Technology 8.4%
Energy 8.4%
Consumer Staples 8.2%
Utilities 7.0%
Real Estate 5.5%
Materials 5.3%
Communication Services 4.8%
Consumer Discretionary 3.8%
Short-Term Investments 1.6%

Value	Value
Short-Term Investments	1.6%
Consumer Discretionary	3.8%
Communication Services	4.8%
Materials	5.3%
Real Estate	5.5%
Utilities	7.0%
Consumer Staples	8.2%
Energy	8.4%
Information Technology	8.4%
Industrials	13.6%
Health Care	15.6%
Financials	17.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Charles Schwab Corp.	3.5%
Chevron Corp.	3.5%
NextEra Energy, Inc.	3.0%
Micron Technology, Inc.	3.0%
Thermo Fisher Scientific, Inc.	2.9%
Reinsurance Group of America, Inc.	2.8%
Wells Fargo & Co.	2.7%
Hasbro, Inc.	2.6%
Mid-America Apartment Communities, Inc.	2.6%
3M Co.	2.4%
Total	29.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

EHSTX-TSR-SAR

Eaton Vance Large-Cap Value Fund

Class C ECSTX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.75%

Key Fund Statistics

Total Net Assets	$1,467,891,915
# of Portfolio Holdings	56
Portfolio Turnover Rate	39%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.6%
Consumer Discretionary	3.8%
Communication Services	4.8%
Materials	5.3%
Real Estate	5.5%
Utilities	7.0%
Consumer Staples	8.2%
Energy	8.4%
Information Technology	8.4%
Industrials	13.6%
Health Care	15.6%
Financials	17.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Charles Schwab Corp.	3.5%
Chevron Corp.	3.5%
NextEra Energy, Inc.	3.0%
Micron Technology, Inc.	3.0%
Thermo Fisher Scientific, Inc.	2.9%
Reinsurance Group of America, Inc.	2.8%
Wells Fargo & Co.	2.7%
Hasbro, Inc.	2.6%
Mid-America Apartment Communities, Inc.	2.6%
3M Co.	2.4%
Total	29.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

ECSTX-TSR-SAR

Eaton Vance Large-Cap Value Fund

Class I EILVX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.75%

Key Fund Statistics

Total Net Assets	$1,467,891,915
# of Portfolio Holdings	56
Portfolio Turnover Rate	39%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.6%
Consumer Discretionary	3.8%
Communication Services	4.8%
Materials	5.3%
Real Estate	5.5%
Utilities	7.0%
Consumer Staples	8.2%
Energy	8.4%
Information Technology	8.4%
Industrials	13.6%
Health Care	15.6%
Financials	17.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Charles Schwab Corp.	3.5%
Chevron Corp.	3.5%
NextEra Energy, Inc.	3.0%
Micron Technology, Inc.	3.0%
Thermo Fisher Scientific, Inc.	2.9%
Reinsurance Group of America, Inc.	2.8%
Wells Fargo & Co.	2.7%
Hasbro, Inc.	2.6%
Mid-America Apartment Communities, Inc.	2.6%
3M Co.	2.4%
Total	29.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

EILVX-TSR-SAR

Eaton Vance Large-Cap Value Fund

Class R ERSTX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$64	1.25%

Key Fund Statistics

Total Net Assets	$1,467,891,915
# of Portfolio Holdings	56
Portfolio Turnover Rate	39%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.6%
Consumer Discretionary	3.8%
Communication Services	4.8%
Materials	5.3%
Real Estate	5.5%
Utilities	7.0%
Consumer Staples	8.2%
Energy	8.4%
Information Technology	8.4%
Industrials	13.6%
Health Care	15.6%
Financials	17.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Charles Schwab Corp.	3.5%
Chevron Corp.	3.5%
NextEra Energy, Inc.	3.0%
Micron Technology, Inc.	3.0%
Thermo Fisher Scientific, Inc.	2.9%
Reinsurance Group of America, Inc.	2.8%
Wells Fargo & Co.	2.7%
Hasbro, Inc.	2.6%
Mid-America Apartment Communities, Inc.	2.6%
3M Co.	2.4%
Total	29.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

ERSTX-TSR-SAR

Eaton Vance Large-Cap Value Fund

Class R6 ERLVX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.70%

Key Fund Statistics

Total Net Assets	$1,467,891,915
# of Portfolio Holdings	56
Portfolio Turnover Rate	39%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.6%
Consumer Discretionary	3.8%
Communication Services	4.8%
Materials	5.3%
Real Estate	5.5%
Utilities	7.0%
Consumer Staples	8.2%
Energy	8.4%
Information Technology	8.4%
Industrials	13.6%
Health Care	15.6%
Financials	17.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Charles Schwab Corp.	3.5%
Chevron Corp.	3.5%
NextEra Energy, Inc.	3.0%
Micron Technology, Inc.	3.0%
Thermo Fisher Scientific, Inc.	2.9%
Reinsurance Group of America, Inc.	2.8%
Wells Fargo & Co.	2.7%
Hasbro, Inc.	2.6%
Mid-America Apartment Communities, Inc.	2.6%
3M Co.	2.4%
Total	29.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

ERLVX-TSR-SAR

Eaton Vance Small-Cap Fund

Class A ETEGX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.21%

Key Fund Statistics

Total Net Assets	$155,497,161
# of Portfolio Holdings	69
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials 21.5%
Financials 20.8%
Consumer Discretionary 14.8%
Health Care 10.8%
Information Technology 10.0%
Real Estate 8.9%
Materials 5.4%
Consumer Staples 4.4%
Utilities 2.2%
Short-Term Investments 1.2%

Value	Value
Short-Term Investments	1.2%
Utilities	2.2%
Consumer Staples	4.4%
Materials	5.4%
Real Estate	8.9%
Information Technology	10.0%
Health Care	10.8%
Consumer Discretionary	14.8%
Financials	20.8%
Industrials	21.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Dorman Products, Inc.	3.0%
Essential Properties Realty Trust, Inc.	2.9%
AptarGroup, Inc.	2.9%
Chemed Corp.	2.8%
Aramark	2.7%
Commerce Bancshares, Inc.	2.6%
CBIZ, Inc.	2.6%
Valvoline, Inc.	2.6%
U.S. Physical Therapy, Inc.	2.5%
Core & Main, Inc., Class A	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

ETEGX-TSR-SAR

Eaton Vance Small-Cap Fund

Class C ECSMX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.96%

Key Fund Statistics

Total Net Assets	$155,497,161
# of Portfolio Holdings	69
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.2%
Utilities	2.2%
Consumer Staples	4.4%
Materials	5.4%
Real Estate	8.9%
Information Technology	10.0%
Health Care	10.8%
Consumer Discretionary	14.8%
Financials	20.8%
Industrials	21.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Dorman Products, Inc.	3.0%
Essential Properties Realty Trust, Inc.	2.9%
AptarGroup, Inc.	2.9%
Chemed Corp.	2.8%
Aramark	2.7%
Commerce Bancshares, Inc.	2.6%
CBIZ, Inc.	2.6%
Valvoline, Inc.	2.6%
U.S. Physical Therapy, Inc.	2.5%
Core & Main, Inc., Class A	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

ECSMX-TSR-SAR

Eaton Vance Small-Cap Fund

Class I EISGX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.96%

Key Fund Statistics

Total Net Assets	$155,497,161
# of Portfolio Holdings	69
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.2%
Utilities	2.2%
Consumer Staples	4.4%
Materials	5.4%
Real Estate	8.9%
Information Technology	10.0%
Health Care	10.8%
Consumer Discretionary	14.8%
Financials	20.8%
Industrials	21.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Dorman Products, Inc.	3.0%
Essential Properties Realty Trust, Inc.	2.9%
AptarGroup, Inc.	2.9%
Chemed Corp.	2.8%
Aramark	2.7%
Commerce Bancshares, Inc.	2.6%
CBIZ, Inc.	2.6%
Valvoline, Inc.	2.6%
U.S. Physical Therapy, Inc.	2.5%
Core & Main, Inc., Class A	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

EISGX-TSR-SAR

Eaton Vance Small-Cap Fund

Class R ERSGX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$73	1.46%

Key Fund Statistics

Total Net Assets	$155,497,161
# of Portfolio Holdings	69
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.2%
Utilities	2.2%
Consumer Staples	4.4%
Materials	5.4%
Real Estate	8.9%
Information Technology	10.0%
Health Care	10.8%
Consumer Discretionary	14.8%
Financials	20.8%
Industrials	21.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Dorman Products, Inc.	3.0%
Essential Properties Realty Trust, Inc.	2.9%
AptarGroup, Inc.	2.9%
Chemed Corp.	2.8%
Aramark	2.7%
Commerce Bancshares, Inc.	2.6%
CBIZ, Inc.	2.6%
Valvoline, Inc.	2.6%
U.S. Physical Therapy, Inc.	2.5%
Core & Main, Inc., Class A	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

ERSGX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Balanced Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
Eaton Vance
Balanced Fund

Eaton Vance
Balanced Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investment in Core Bond Portfolio, at value (identified cost, $356,838,772)	$327,420,697
Investment in Stock Portfolio, at value (identified cost, $353,056,440)	610,846,823
Receivable for Fund shares sold	590,861
Total assets	$938,858,381
Liabilities
Payable for Fund shares redeemed	$957,969
Payable to affiliates:
Administration fee	30,457
Distribution and service fees	210,904
Payable for transfer and dividend disbursing agent fees	141,865
Accrued expenses	44,336
Total liabilities	$1,385,531
Net Assets	$937,472,850
Sources of Net Assets
Paid-in capital	$644,234,826
Distributable earnings	293,238,024
Net Assets	$937,472,850
Class A Shares
Net Assets	$451,255,740
Shares Outstanding	38,639,426
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.68
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$12.33
Class C Shares
Net Assets	$135,622,664
Shares Outstanding	11,544,861
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.75
Class I Shares
Net Assets	$327,155,125
Shares Outstanding	27,994,806
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.69
Class R Shares
Net Assets	$15,562,549
Shares Outstanding	1,338,634
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.63
1
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2024
Class R6 Shares
Net Assets	$7,876,772
Shares Outstanding	673,893
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.69
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income allocated from Portfolios (net of foreign taxes withheld of $12,052)	$2,749,663
Interest income allocated from Portfolios (net of foreign taxes withheld of $15)	7,488,059
Expenses allocated from Portfolios	(2,587,354)
Total investment income from Portfolios	$7,650,368
Expenses
Administration fee	$177,219
Distribution and service fees:
Class A	522,675
Class C	708,342
Class R	36,688
Trustees’ fees and expenses	125
Custodian fee	28,182
Transfer and dividend disbursing agent fees	294,182
Legal and accounting services	50,420
Printing and postage	25,304
Registration fees	31,464
Miscellaneous	11,730
Total expenses	$1,886,331
Net investment income	$5,764,037
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss):
Investment transactions	$24,576,678
Futures contracts	(816,041)
Net realized gain	$23,760,637
Change in unrealized appreciation (depreciation):
Investments	$76,014,264
Futures contracts	(321,780)
Foreign currency	(67)
Net change in unrealized appreciation (depreciation)	$75,692,417
Net realized and unrealized gain	$99,453,054
Net increase in net assets from operations	$105,217,091
3
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,764,037	$11,974,431
Net realized gain	23,760,637	25,992,720
Net change in unrealized appreciation (depreciation)	75,692,417	84,880,364
Net increase in net assets from operations	$105,217,091	$122,847,515
Distributions to shareholders:
Class A	$(2,790,418)	$(7,921,538)
Class C	(374,326)	(2,086,519)
Class I	(2,409,121)	(6,656,672)
Class R	(80,139)	(259,027)
Class R6	(62,357)	(150,942)
Total distributions to shareholders	$(5,716,361)	$(17,074,698)
Transactions in shares of beneficial interest:
Class A	$8,335,676	$(2,382,199)
Class C	(27,224,344)	(56,876,573)
Class I	8,784,744	(34,519,562)
Class R	(247,411)	(488,453)
Class R6	(45,193)	1,765,045
Net decrease in net assets from Fund share transactions	$(10,396,528)	$(92,501,742)
Net increase in net assets	$89,104,202	$13,271,075
Net Assets
At beginning of period	$848,368,648	$835,097,573
At end of period	$937,472,850	$848,368,648
4
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2024
Financial Highlights

	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$10.440	$9.190	$11.500	$10.930	$9.850	$8.280
Income (Loss) From Operations
Net investment income(1)	$0.074	$0.145	$0.116	$0.085	$0.110	$0.125
Net realized and unrealized gain (loss)	1.240	1.315	(1.896)	1.430	1.266	1.819
Total income (loss) from operations	$1.314	$1.460	$(1.780)	$1.515	$1.376	$1.944
Less Distributions
From net investment income	$(0.074)	$(0.155)	$(0.130)	$(0.127)	$(0.118)	$(0.127)
From net realized gain	—	(0.055)	(0.400)	(0.818)	(0.178)	(0.247)
Total distributions	$(0.074)	$(0.210)	$(0.530)	$(0.945)	$(0.296)	$(0.374)
Portfolio transaction fee, net(1)	$—	$—	$(0.000)(2)	$(0.000)(2)	$0.000(2)	$(0.000)(2)
Net asset value — End of period	$11.680	$10.440	$9.190	$11.500	$10.930	$9.850
Total Return(3)	12.61%(4)	16.05%	(15.58)%	14.01%	14.20%(5)	23.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$451,256	$395,907	$350,731	$448,684	$391,745	$353,169
Ratios (as a percentage of average daily net assets):(6)
Expenses	0.97%(7)(8)	0.98%(7)	0.97%(7)	0.95%	0.96%(5)	0.98%
Net investment income	1.34%(8)	1.50%	1.15%	0.73%	1.10%	1.34%
Portfolio Turnover of the Fund(9)	1%(4)	2%	7%	7%	11%	12%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2020). Absent this reimbursement, total return would be lower.
(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(8)	Annualized.
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
5
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$10.500	$9.240	$11.550	$10.970	$9.900	$8.310
Income (Loss) From Operations
Net investment income (loss)(1)	$0.032	$0.072	$0.039	$(0.002)	$0.036	$0.055
Net realized and unrealized gain (loss)	1.248	1.320	(1.897)	1.442	1.257	1.837
Total income (loss) from operations	$1.280	$1.392	$(1.858)	$1.440	$1.293	$1.892
Less Distributions
From net investment income	$(0.030)	$(0.077)	$(0.052)	$(0.042)	$(0.045)	$(0.055)
From net realized gain	—	(0.055)	(0.400)	(0.818)	(0.178)	(0.247)
Total distributions	$(0.030)	$(0.132)	$(0.452)	$(0.860)	$(0.223)	$(0.302)
Portfolio transaction fee, net(1)	$—	$—	$(0.000)(2)	$(0.000)(2)	$0.000(2)	$(0.000)(2)
Net asset value — End of period	$11.750	$10.500	$9.240	$11.550	$10.970	$9.900
Total Return(3)	12.20%(4)	15.15%	(16.16)%	13.21%	13.21%(5)	22.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$135,623	$146,923	$182,999	$258,309	$248,249	$236,215
Ratios (as a percentage of average daily net assets):(6)
Expenses	1.72%(7)(8)	1.73%(7)	1.72%(7)	1.70%	1.71%(5)	1.73%
Net investment income (loss)	0.58%(8)	0.74%	0.39%	(0.02)%	0.36%	0.59%
Portfolio Turnover of the Fund(9)	1%(4)	2%	7%	7%	11%	12%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2020). Absent this reimbursement, total return would be lower.
(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(8)	Annualized.
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
6
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$10.450	$9.200	$11.500	$10.930	$9.860	$8.280
Income (Loss) From Operations
Net investment income(1)	$0.087	$0.170	$0.140	$0.114	$0.134	$0.149
Net realized and unrealized gain (loss)	1.240	1.314	(1.884)	1.430	1.257	1.830
Total income (loss) from operations	$1.327	$1.484	$(1.744)	$1.544	$1.391	$1.979
Less Distributions
From net investment income	$(0.087)	$(0.179)	$(0.156)	$(0.156)	$(0.143)	$(0.152)
From net realized gain	—	(0.055)	(0.400)	(0.818)	(0.178)	(0.247)
Total distributions	$(0.087)	$(0.234)	$(0.556)	$(0.974)	$(0.321)	$(0.399)
Portfolio transaction fee, net(1)	$—	$—	$(0.000)(2)	$(0.000)(2)	$0.000(2)	$(0.000)(2)
Net asset value — End of period	$11.690	$10.450	$9.200	$11.500	$10.930	$9.860
Total Return(3)	12.73%(4)	16.32%	(15.27)%	14.28%	14.36%(5)	24.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$327,155	$284,307	$283,882	$409,900	$399,991	$322,436
Ratios (as a percentage of average daily net assets):(6)
Expenses	0.72%(7)(8)	0.73%(7)	0.72%(7)	0.70%	0.71%(5)	0.73%
Net investment income	1.59%(8)	1.75%	1.39%	0.98%	1.34%	1.59%
Portfolio Turnover of the Fund(9)	1%(4)	2%	7%	7%	11%	12%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2020). Absent this reimbursement, total return would be lower.
(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(8)	Annualized.
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
7
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2024
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$10.400	$9.150	$11.450	$10.890	$9.820	$8.260
Income (Loss) From Operations
Net investment income(1)	$0.060	$0.121	$0.091	$0.055	$0.083	$0.102
Net realized and unrealized gain (loss)	1.230	1.315	(1.885)	1.425	1.261	1.812
Total income (loss) from operations	$1.290	$1.436	$(1.794)	$1.480	$1.344	$1.914
Less Distributions
From net investment income	$(0.060)	$(0.131)	$(0.106)	$(0.102)	$(0.096)	$(0.107)
From net realized gain	—	(0.055)	(0.400)	(0.818)	(0.178)	(0.247)
Total distributions	$(0.060)	$(0.186)	$(0.506)	$(0.920)	$(0.274)	$(0.354)
Portfolio transaction fee, net(1)	$—	$—	$(0.000)(2)	$(0.000)(2)	$0.000(2)	$(0.000)(2)
Net asset value — End of period	$11.630	$10.400	$9.150	$11.450	$10.890	$9.820
Total Return(3)	12.42%(4)	15.83%	(15.77)%	13.71%	13.89%(5)	23.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,563	$14,158	$12,922	$15,587	$8,958	$5,905
Ratios (as a percentage of average daily net assets):(6)
Expenses	1.22%(7)(8)	1.23%(7)	1.22%(7)	1.20%	1.21%(5)	1.23%
Net investment income	1.09%(8)	1.25%	0.90%	0.47%	0.84%	1.08%
Portfolio Turnover of the Fund(9)	1%(4)	2%	7%	7%	11%	12%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2020). Absent this reimbursement, total return would be lower.
(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(8)	Annualized.
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
8
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$10.450	$9.200	$11.510	$10.930	$9.860	$8.280
Income (Loss) From Operations
Net investment income(1)	$0.090	$0.176	$0.146	$0.119	$0.139	$0.153
Net realized and unrealized gain (loss)	1.240	1.313	(1.895)	1.440	1.256	1.829
Total income (loss) from operations	$1.330	$1.489	$(1.749)	$1.559	$1.395	$1.982
Less Distributions
From net investment income	$(0.090)	$(0.184)	$(0.161)	$(0.161)	$(0.147)	$(0.155)
From net realized gain	—	(0.055)	(0.400)	(0.818)	(0.178)	(0.247)
Total distributions	$(0.090)	$(0.239)	$(0.561)	$(0.979)	$(0.325)	$(0.402)
Portfolio transaction fee, net(1)	$—	$—	$(0.000)(2)	$(0.000)(2)	$0.000(2)	$(0.000)(2)
Net asset value — End of period	$11.690	$10.450	$9.200	$11.510	$10.930	$9.860
Total Return(3)	12.76%(4)	16.37%	(15.30)%	14.42%	14.41%(5)	24.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,877	$7,074	$4,564	$5,131	$54,388	$42,255
Ratios (as a percentage of average daily net assets):(6)
Expenses	0.68%(7)(8)	0.68%(7)	0.67%(7)	0.66%	0.67%(5)	0.68%
Net investment income	1.63%(8)	1.80%	1.45%	1.02%	1.39%	1.63%
Portfolio Turnover of the Fund(9)	1%(4)	2%	7%	7%	11%	12%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2020). Absent this reimbursement, total return would be lower.
(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(8)	Annualized.
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
9
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund's investment objective is to provide current income and long-term growth of capital. The Fund currently pursues its objective by investing substantially all of its assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Fund's proportionate interest in each of the Portfolio's net assets at June 30, 2024 were as follows: Core Bond Portfolio (54.7%) and Stock Portfolio (86.8%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Stock Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Core Bond Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by Stock Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Core Bond Portfolio.
Additional valuation policies for Core Bond Portfolio (the Portfolio) are as follows:
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Preferred Securities. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
10

Eaton Vance
Balanced Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate based on the percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
For equity securities:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For income securities and cash:
Average Daily Net Assets	Annual Fee Rate
Less than $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
11

Eaton Vance
Balanced Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

For the six months ended June 30, 2024, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its pro rata share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended June 30, 2024, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $2,398,593 or 0.54% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.04% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the administration fee amounted to $177,219.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, EVM earned $67,692 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, received $13,903 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended June 30, 2024 in the amount of $260. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2024 amounted to $522,675 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2024, the Fund paid or accrued to EVD $531,256 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2024, the Fund paid or accrued to EVD $18,344 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2024 amounted to $177,086 and $18,344 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2024, the Fund was informed that EVD received $278 and $1,778 of CDSCs paid by Class A and Class C shareholders, respectively.
12

Eaton Vance
Balanced Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions
For the six months ended June 30, 2024, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Core Bond Portfolio	$3,986,776	$11,188,861
Stock Portfolio	5,737,067	16,101,042
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	3,151,528	$35,073,802	5,247,777	$51,183,180
Issued to shareholders electing to receive payments of distributions in Fund shares	224,412	2,533,610	732,879	7,213,576
Redemptions	(2,648,166)	(29,271,736)	(6,229,639)	(60,778,955)
Net increase (decrease)	727,774	$ 8,335,676	(248,983)	$(2,382,199)
Class C
Sales	860,343	$ 9,634,745	783,217	$ 7,671,569
Issued to shareholders electing to receive payments of distributions in Fund shares	32,319	366,130	206,249	2,046,818
Redemptions	(3,336,651)	(37,225,219)	(6,808,578)	(66,594,960)
Net decrease	(2,443,989)	$(27,224,344)	(5,819,112)	$(56,876,573)
Class I
Sales	3,134,766	$34,734,794	4,423,506	$42,912,161
Issued to shareholders electing to receive payments of distributions in Fund shares	194,180	2,193,398	616,616	6,052,407
Redemptions	(2,542,976)	(28,143,448)	(8,702,084)	(83,484,130)
Net increase (decrease)	785,970	$ 8,784,744	(3,661,962)	$(34,519,562)
Class R
Sales	83,066	$ 915,032	271,074	$ 2,625,867
Issued to shareholders electing to receive payments of distributions in Fund shares	7,133	80,139	26,380	258,639
Redemptions	(113,403)	(1,242,582)	(347,826)	(3,372,959)
Net decrease	(23,204)	$ (247,411)	(50,372)	$ (488,453)
13

Eaton Vance
Balanced Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class R6
Sales	135,022	$ 1,497,951	314,482	$ 3,065,657
Issued to shareholders electing to receive payments of distributions in Fund shares	5,511	62,254	15,277	150,661
Redemptions	(143,530)	(1,605,398)	(149,094)	(1,451,273)
Net increase (decrease)	(2,997)	$ (45,193)	180,665	$ 1,765,045
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024 and December 31, 2023, the Fund’s investment in Core Bond Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, and in Stock Portfolio were valued based on Level 1 inputs.
14

Stock Portfolio
June 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.4%
Security	Shares	Value
Aerospace & Defense — 1.1%
HEICO Corp.	34,997	$ 7,825,679
		$ 7,825,679
Biotechnology — 2.4%
AbbVie, Inc.	100,299	$ 17,203,285
		$ 17,203,285
Broadline Retail — 4.7%
Amazon.com, Inc.(1)	172,784	$ 33,390,508
		$ 33,390,508
Capital Markets — 5.2%
Intercontinental Exchange, Inc.	63,763	$ 8,728,517
S&P Global, Inc.	21,914	9,773,644
Stifel Financial Corp.	87,015	7,322,312
Tradeweb Markets, Inc., Class A	98,613	10,452,978
		$ 36,277,451
Chemicals — 1.0%
Linde PLC	15,376	$ 6,747,143
		$ 6,747,143
Commercial Services & Supplies — 2.1%
GFL Environmental, Inc.	188,736	$ 7,347,492
Waste Management, Inc.	34,067	7,267,854
		$ 14,615,346
Consumer Staples Distribution & Retail — 3.8%
BJ's Wholesale Club Holdings, Inc.(1)	114,627	$ 10,068,836
Walmart, Inc.	245,269	16,607,164
		$ 26,676,000
Containers & Packaging — 1.0%
AptarGroup, Inc.	52,257	$ 7,358,308
		$ 7,358,308
Electric Utilities — 1.5%
NextEra Energy, Inc.	150,870	$ 10,683,105
		$ 10,683,105
Security	Shares	Value
Electrical Equipment — 1.4%
AMETEK, Inc.	58,157	$ 9,695,353
		$ 9,695,353
Entertainment — 1.8%
Netflix, Inc.(1)	15,121	$ 10,204,861
Spotify Technology SA(1)	7,738	2,428,107
		$ 12,632,968
Financial Services — 3.4%
Shift4 Payments, Inc., Class A(1)	124,307	$ 9,117,919
Visa, Inc., Class A	56,471	14,821,943
		$ 23,939,862
Ground Transportation — 1.7%
Uber Technologies, Inc.(1)	166,200	$ 12,079,416
		$ 12,079,416
Health Care Equipment & Supplies — 1.4%
Intuitive Surgical, Inc.(1)	22,720	$ 10,106,992
		$ 10,106,992
Health Care Providers & Services — 3.0%
Elevance Health, Inc.	22,002	$ 11,922,004
Tenet Healthcare Corp.(1)	69,956	9,306,246
		$ 21,228,250
Hotels, Restaurants & Leisure — 1.1%
Marriott International, Inc., Class A	33,404	$ 8,076,085
		$ 8,076,085
Insurance — 3.6%
Allstate Corp.	82,599	$ 13,187,756
W.R. Berkley Corp.	156,770	12,318,987
		$ 25,506,743
Interactive Media & Services — 7.7%
Alphabet, Inc., Class C	185,427	$ 34,011,020
Meta Platforms, Inc., Class A	40,457	20,399,229
		$ 54,410,249
IT Services — 1.5%
Gartner, Inc.(1)	22,752	$ 10,217,013
		$ 10,217,013

15
See Notes to Financial Statements.

Stock Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	17,700	$ 9,788,100
		$ 9,788,100
Machinery — 0.8%
Parker-Hannifin Corp.	11,800	$ 5,968,558
		$ 5,968,558
Media — 0.8%
Comcast Corp., Class A	150,027	$ 5,875,057
		$ 5,875,057
Oil, Gas & Consumable Fuels — 2.1%
ConocoPhillips	126,241	$ 14,439,446
		$ 14,439,446
Pharmaceuticals — 3.5%
Eli Lilly & Co.	19,265	$ 17,442,146
Novo Nordisk AS ADR	50,571	7,218,504
		$ 24,660,650
Professional Services — 4.0%
Automatic Data Processing, Inc.	38,771	$ 9,254,250
Booz Allen Hamilton Holding Corp.	42,985	6,615,391
TransUnion	164,356	12,188,641
		$ 28,058,282
Real Estate Management & Development — 1.9%
CoStar Group, Inc.(1)	76,058	$ 5,638,940
FirstService Corp.	50,571	7,705,503
		$ 13,344,443
Semiconductors & Semiconductor Equipment — 12.7%
Analog Devices, Inc.	47,200	$ 10,773,872
Broadcom, Inc.	11,581	18,593,643
Lam Research Corp.	9,168	9,762,545
NVIDIA Corp.	407,446	50,335,879
		$ 89,465,939
Software — 10.7%
Fair Isaac Corp.(1)	7,274	$ 10,828,513
Microsoft Corp.	132,327	59,143,553
Palo Alto Networks, Inc.(1)	16,014	5,428,906
		$ 75,400,972
Security	Shares	Value
Specialty Retail — 2.4%
Burlington Stores, Inc.(1)	35,877	$ 8,610,480
TJX Cos., Inc.	73,247	8,064,495
		$ 16,674,975
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	240,212	$ 50,593,451
		$ 50,593,451
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	53,161	$ 4,006,745
		$ 4,006,745
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	34,286	$ 6,040,507
		$ 6,040,507
Total Common Stocks (identified cost $376,253,477)		$692,986,881

Short-Term Investments — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	11,041,181	$ 11,041,181
Total Short-Term Investments (identified cost $11,041,181)		$ 11,041,181
Total Investments — 100.0% (identified cost $387,294,658)		$704,028,062
Other Assets, Less Liabilities — (0.0)%(3)		$ (215,840)
Net Assets — 100.0%		$703,812,222
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(3)	Amount is less than (0.05)%.
Abbreviations:
ADR	– American Depositary Receipt

16
See Notes to Financial Statements.

Stock Portfolio
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Unaffiliated investments, at value (identified cost $376,253,477)	$692,986,881
Affiliated investments, at value (identified cost $11,041,181)	11,041,181
Dividends receivable	263,047
Dividends receivable from affiliated investments	24,316
Tax reclaims receivable	25,141
Trustees' deferred compensation plan	64,575
Total assets	$704,405,141
Liabilities
Due to custodian	$78,385
Payable to affiliates:
Investment adviser fee	336,829
Trustees' fees	9,565
Trustees' deferred compensation plan	64,575
Payable for custodian fee	50,972
Accrued expenses	52,593
Total liabilities	$592,919
Net Assets applicable to investors' interest in Portfolio	$703,812,222
17
See Notes to Financial Statements.

Stock Portfolio
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $13,885)	$2,869,453
Dividend income from affiliated investments	71,775
Total investment income	$2,941,228
Expenses
Investment adviser fee	$1,928,623
Trustees’ fees and expenses	28,695
Custodian fee	75,900
Legal and accounting services	13,486
Miscellaneous	18,987
Total expenses	$2,065,691
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$1,941
Total expense reductions	$1,941
Net expenses	$2,063,750
Net investment income	$877,478
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$31,786,097
Net realized gain	$31,786,097
Change in unrealized appreciation (depreciation):
Investments	$90,139,400
Foreign currency	(77)
Net change in unrealized appreciation (depreciation)	$90,139,323
Net realized and unrealized gain	$121,925,420
Net increase in net assets from operations	$122,802,898
18
See Notes to Financial Statements.

Stock Portfolio
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$877,478	$3,395,003
Net realized gain	31,786,097	45,840,944
Net change in unrealized appreciation (depreciation)	90,139,323	74,502,318
Net increase in net assets from operations	$122,802,898	$123,738,265
Capital transactions:
Contributions	$13,969,574	$11,099,572
Withdrawals	(27,442,285)	(90,392,247)
Net decrease in net assets from capital transactions	$(13,472,711)	$(79,292,675)
Net increase in net assets	$109,330,187	$44,445,590
Net Assets
At beginning of period	$594,482,035	$550,036,445
At end of period	$703,812,222	$594,482,035
19
See Notes to Financial Statements.

Stock Portfolio
June 30, 2024
Financial Highlights

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.63%(1)(2)	0.64%(2)	0.64%(2)	0.63%	0.64%	0.63%
Net investment income	0.27%(1)	0.60%	0.82%	0.55%	0.84%	0.99%
Portfolio Turnover	19%(3)	44%	52%	44%	70%	55%
Total Return	20.91%(3)	24.43%	(16.49)%	23.21%	18.61%	35.47%
Net assets, end of period (000’s omitted)	$703,812	$594,482	$550,036	$871,310	$804,446	$683,548
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(3)	Not annualized.
20
See Notes to Financial Statements.

Stock Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2024, Eaton Vance Stock Fund and Eaton Vance Balanced Fund held an interest of 13.2% and 86.8%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
21

Stock Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the six months ended June 30, 2024, the Portfolio's investment adviser fee amounted to $1,928,623 or 0.59% (annualized) of the Portfolio’s average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment adviser fee paid was reduced by $1,941 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $121,277,479 and $142,597,962, respectively, for the six months ended June 30, 2024.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$389,064,266
Gross unrealized appreciation	$316,861,104
Gross unrealized depreciation	(1,897,308)
Net unrealized appreciation	$314,963,796
22

Stock Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2024.
6   Affiliated Investments
At June 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $11,041,181, which represents 1.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,428,547	$57,218,128	$(48,605,494)	$ —	$ —	$11,041,181	$71,775	11,041,181
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$692,986,881*	$ —	$ —	$692,986,881
Short-Term Investments	11,041,181	—	—	11,041,181
Total Investments	$ 704,028,062	$ —	$ —	$704,028,062
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
23

Eaton Vance
Balanced Fund
June 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
24

Eaton Vance
Balanced Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Balanced Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreements between each of Core Bond Portfolio and Stock Portfolio (the
25

Eaton Vance
Balanced Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

“Portfolios”), which are portfolios in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolios, including the education and experience of the investment professionals who provide services to the Fund and the Portfolios. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also noted the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its secondary benchmark index and lower than its primary and blended benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
26

Eaton Vance
Balanced Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.
27

EVIFX-NCSR    6.30.24

Eaton Vance
Core Bond Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
Eaton Vance
Core Bond Fund

Eaton Vance
Core Bond Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investment in Core Bond Portfolio, at value (identified cost $277,567,400)	$271,152,279
Receivable for Fund shares sold	196,173
Receivable from affiliates	15,234
Total assets	$271,363,686
Liabilities
Payable for Fund shares redeemed	$212,967
Distributions payable	2,348
Payable to affiliates:
Distribution and service fees	4,609
Payable for transfer and dividend disbursing agent fees	16,343
Payable for legal and accounting services	20,347
Accrued expenses	8,482
Total liabilities	$265,096
Net Assets	$271,098,590
Sources of Net Assets
Paid-in capital	$300,171,392
Accumulated loss	(29,072,802)
Net Assets	$271,098,590
Class A Shares
Net Assets	$22,450,091
Shares Outstanding	2,664,520
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.43
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.71
Class I Shares
Net Assets	$248,648,499
Shares Outstanding	29,554,015
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.41
On sales of $100,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $75)	$170,832
Interest income allocated from Portfolio (net of foreign taxes withheld of $588)	6,188,098
Expenses allocated from Portfolio	(664,743)
Total investment income from Portfolio	$5,694,187
Expenses
Distribution and service fees:
Class A	$26,775
Trustees’ fees and expenses	125
Custodian fee	13,380
Transfer and dividend disbursing agent fees	33,422
Legal and accounting services	26,074
Printing and postage	2,486
Registration fees	32,174
Miscellaneous	5,831
Total expenses	$140,267
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$110,594
Total expense reductions	$110,594
Net expenses	$29,673
Net investment income	$5,664,514
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$(2,393,200)
Futures contracts	(676,639)
Net realized loss	$(3,069,839)
Change in unrealized appreciation (depreciation):
Investments	$(1,612,591)
Futures contracts	(254,788)
Net change in unrealized appreciation (depreciation)	$(1,867,379)
Net realized and unrealized loss	$(4,937,218)
Net increase in net assets from operations	$727,296

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,664,514	$9,170,259
Net realized loss	(3,069,839)	(9,898,881)
Net change in unrealized appreciation (depreciation)	(1,867,379)	13,613,849
Net increase in net assets from operations	$727,296	$12,885,227
Distributions to shareholders:
Class A	$(435,682)	$(587,259)
Class I	(5,321,321)	(8,970,700)
Total distributions to shareholders	$(5,757,003)	$(9,557,959)
Transactions in shares of beneficial interest:
Class A	$2,669,859	$6,504,390
Class I	12,188,584	40,211,921
Net increase in net assets from Fund share transactions	$14,858,443	$46,716,311
Net increase in net assets	$9,828,736	$50,043,579
Net Assets
At beginning of period	$261,269,854	$211,226,275
At end of period	$271,098,590	$261,269,854

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2024
Financial Highlights

	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$8.580	$8.410	$9.970	$10.260	$10.010	$9.490
Income (Loss) From Operations
Net investment income(1)	$0.168	$0.296	$0.201	$0.184	$0.226	$0.260
Net realized and unrealized gain (loss)	(0.148)	0.181	(1.522)	(0.148)	0.550	0.587
Total income (loss) from operations	$0.020	$0.477	$(1.321)	$0.036	$0.776	$0.847
Less Distributions
From net investment income	$(0.170)	$(0.307)	$(0.226)	$(0.205)	$(0.249)	$(0.278)
From net realized gain	—	—	(0.013)	(0.121)	(0.277)	(0.049)
Total distributions	$(0.170)	$(0.307)	$(0.239)	$(0.326)	$(0.526)	$(0.327)
Net asset value — End of period	$8.430	$8.580	$8.410	$9.970	$10.260	$10.010
Total Return(2)(3)	0.26%(4)	5.81%	(13.33)%	0.36%	7.88%	9.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,450	$20,163	$13,226	$17,409	$21,770	$28,309
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)	0.74%(6)(7)	0.74%(7)	0.74%(7)	0.74%	0.74%	0.74%
Net investment income	4.00%(6)	3.52%	2.25%	1.81%	2.23%	2.63%
Portfolio Turnover of the Portfolio	161%(4)(8)	227%(8)	102%(8)	122%(8)	93%(8)	89%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.10%, 0.11%, 0.12%, 0.12%,
0.12% and 0.11% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$8.570	$8.400	$9.960	$10.240	$9.990	$9.470
Income (Loss) From Operations
Net investment income(1)	$0.178	$0.315	$0.227	$0.209	$0.251	$0.283
Net realized and unrealized gain (loss)	(0.157)	0.183	(1.526)	(0.138)	0.550	0.588
Total income (loss) from operations	$0.021	$0.498	$(1.299)	$0.071	$0.801	$0.871
Less Distributions
From net investment income	$(0.181)	$(0.328)	$(0.248)	$(0.230)	$(0.274)	$(0.302)
From net realized gain	—	—	(0.013)	(0.121)	(0.277)	(0.049)
Total distributions	$(0.181)	$(0.328)	$(0.261)	$(0.351)	$(0.551)	$(0.351)
Net asset value — End of period	$8.410	$8.570	$8.400	$9.960	$10.240	$9.990
Total Return(2)(3)	0.26%(4)	6.08%	(13.13)%	0.71%	8.16%	9.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$248,648	$241,106	$198,001	$106,684	$139,826	$177,519
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)	0.49%(6)(7)	0.49%(7)	0.49%(7)	0.49%	0.49%	0.49%
Net investment income	4.24%(6)	3.75%	2.57%	2.06%	2.47%	2.87%
Portfolio Turnover of the Portfolio	161%(4)(8)	227%(8)	102%(8)	122%(8)	93%(8)	89%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.10%, 0.11%, 0.12%, 0.12%,
0.12% and 0.11% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Core Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Core Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (45.3% at June 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Core Bond Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $14,393,101 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2023, $4,210,789 are short-term and $10,182,312 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed as a percentage of the Fund's average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee, at a per annum rate as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the six months ended June 30, 2024, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74% and 0.49% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after May 1, 2025. Pursuant to this agreement, EVM was allocated $110,594 of the Fund’s operating expenses for the six months ended June 30, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, EVM earned $3,942 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,618 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2024. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2024 amounted to $26,775 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
Core Bond Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2024, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended June 30, 2024, increases and decreases in the Fund's investment in the Portfolio aggregated $26,671,469 and $16,095,893, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	399,681	$ 3,375,560	1,093,871	$ 9,163,386
Issued to shareholders electing to receive payments of distributions in Fund shares	50,331	423,989	67,687	567,941
Redemptions	(134,226)	(1,129,690)	(384,946)	(3,226,937)
Net increase	315,786	$ 2,669,859	776,612	$ 6,504,390
Class I
Sales	4,383,964	$37,052,995	13,774,037	$117,011,176
Issued to shareholders electing to receive payments of distributions in Fund shares	632,348	5,319,965	1,069,261	8,966,403
Redemptions	(3,588,656)	(30,184,376)	(10,290,245)	(85,765,658)
Net increase	1,427,656	$12,188,584	4,553,053	$ 40,211,921
At June 30, 2024, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 66.8% of the value of the outstanding shares of the Fund.

Core Bond Portfolio
June 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 12.0%
Security	Principal Amount (000's omitted)	Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$2,092	$ 2,098,966
ACHV ABS Trust, Series 2023-4CP, Class A, 6.81%, 11/25/30(1)	78	77,663
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 6/20/30(1)	734	737,860
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	2,099	2,098,854
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,194	1,044,786
Conn's Receivables Funding LLC, Series 2022-A, Class C, 0.00%, 12/15/26(1)	1,946	1,859,190
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,076,354
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	319	303,133
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,395,281
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	282,435
Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,090	1,075,660
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	2,206	2,202,900
Series 2024-2, Class A2, 5.74%, 12/20/26(1)	2,260	2,266,962
Falcon Aerospace Ltd., Series 2019-1, Class A, 3.597%, 9/15/39(1)	855	787,567
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,225	1,099,974
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	930	902,661
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	3,000	3,002,182
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,285	1,118,884
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,031	992,469
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	208	203,179
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	253	252,745
Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	1,270	1,263,235
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	247	223,327
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	3,122	2,795,384
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)	429	429,316
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	2,191	2,200,513
Security	Principal Amount (000's omitted)	Value
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	$1,001	$ 1,013,456
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,329	1,191,123
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	684	638,339
Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	122	118,703
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,449	1,372,167
Series 2021-C, Class A, 2.18%, 10/8/31(1)	4,685	4,454,744
Series 2022-3, Class B, 8.533%, 1/8/30(1)	1,227	1,231,534
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	218	212,735
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	124	122,095
PEAC Solutions Receivables LLC, Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	1,367	1,370,351
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	3,085	3,063,508
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)(3)	1,186	1,189,257
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	993	909,159
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	1,508	1,512,048
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 8.545%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	2,100	2,124,104
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	2,184	2,111,860
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	528	470,669
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	616	520,149
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,579	3,402,882
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	93	92,713
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,760	1,673,612
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	671	613,587
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	220	176,336
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,272	1,169,724
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,914	1,863,914
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,654	1,345,262
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	235	237,067

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	$869	$ 799,029
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	1,973,584
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	814	717,482
Series 2020-A, Class C, 6.657%, 3/15/45(1)	163	150,260
Total Asset-Backed Securities (identified cost $73,864,375)		$ 71,632,933

Collateralized Mortgage Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class A2, 6.335%, (30-day SOFR Average + 1.00%), 9/25/31(1)(4)	$830	$ 828,550
BFLD Mortgage Trust, Series 2024-VICT, Class A, 7.19%, (1 mo. SOFR + 1.89%), 7/15/41(1)(4)	1,797	1,792,436
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(5)	1,501	1,367,873
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(5)	1,317	1,339,882
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	149	148,304
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA3, Class M1, 6.085%, (30-day SOFR Average + 0.75%), 10/25/33(1)(4)	33	32,780
Series 2022-DNA2, Class M1A, 6.635%, (30-day SOFR Average + 1.30%), 2/25/42(1)(4)	661	664,896
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	42	42,437
Series 2013-6, Class HD, 1.50%, 12/25/42	48	41,228
Series 2014-70, Class KP, 3.50%, 3/25/44	258	243,362
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 2M2, 8.35%, (30-day SOFR Average + 3.014%), 7/25/24(4)	168	168,375
Series 2019-R06, Class 2B1, 9.20%, (30-day SOFR Average + 3.864%), 9/25/39(1)(4)	2,567	2,683,501
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	635	654,157
Series 2023-84, Class MW, 6.00%, 6/20/53	653	671,689
Total Collateralized Mortgage Obligations (identified cost $10,509,075)		$ 10,679,470

Commercial Mortgage-Backed Securities — 10.3%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$3,325	$ 2,132,156
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	1,635	367,470
BPR Trust:
Series 2022-OANA, Class A, 7.227%, (1 mo. SOFR + 1.898%), 4/15/37(1)(4)	3,150	3,160,115
Series 2022-SSP, Class A, 8.329%, (1 mo. SOFR + 3.00%), 5/15/39(1)(4)	1,280	1,286,562
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.393%, (1 mo. SOFR + 1.064%), 9/15/36(1)(4)	3,103	3,060,681
Series 2021-VOLT, Class C, 6.543%, (1 mo. SOFR + 1.214%), 9/15/36(1)(4)	1,461	1,432,885
Series 2021-VOLT, Class D, 7.093%, (1 mo. SOFR + 1.764%), 9/15/36(1)(4)	1,074	1,058,738
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class D, 4.511%, 12/10/54(1)(2)	2,000	1,563,039
COMM Mortgage Trust, Series 2014-CR21, Class C, 4.562%, 12/10/47(2)	2,500	2,370,758
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.524%, (1 mo. SOFR + 1.194%), 7/15/38(1)(4)	452	450,684
Series 2021-ESH, Class C, 7.144%, (1 mo. SOFR + 1.814%), 7/15/38(1)(4)	2,486	2,481,621
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.167%, 3/25/28(2)	462	436,355
Series 2019-M1, Class A2, 3.665%, 9/25/28(2)	2,328	2,223,524
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	3,949,312
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.20%, (30-day SOFR Average + 3.864%), 3/25/50(1)(4)	1,237	1,244,656
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,139	1,182,432
Great Wolf Trust, Series 2024-WOLF, Class A, 6.871%, (1 mo. SOFR + 1.542%), 3/15/39(1)(4)	2,369	2,368,647
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.776%, (1 mo. SOFR + 1.447%), 5/15/38(1)(4)	4,033	4,025,881
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 6.97%, (1 mo. SOFR + 1.642%), 6/15/41(1)(4)	1,290	1,285,946
Series 2024-DPLO, Class B, 7.32%, (1 mo. SOFR + 1.991%), 6/15/41(1)(4)	1,870	1,865,925
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.694%, 9/15/47(1)(2)	260	156,516
Series 2014-C23, Class D, 4.102%, 9/15/47(1)(2)	2,000	1,777,635
Series 2014-C25, Class D, 4.079%, 11/15/47(1)(2)	1,425	756,919

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.116%, 1/15/46(1)(2)	$317	$ 296,260
Series 2021-MHC, Class C, 6.994%, (1 mo. SOFR + 1.664%), 4/15/38(1)(4)	2,425	2,403,010
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 7.261%, (1 mo. SOFR + 1.941%), 6/15/39(1)(4)	1,380	1,380,001
Med Trust, Series 2021-MDLN, Class D, 7.444%, (1 mo. SOFR + 2.114%), 11/15/38(1)(4)	1,582	1,581,493
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.873%, 5/15/49(2)(6)	993	914,894
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 8.50%, (U.S. (Fed) Prime Rate), 6/15/35(1)(4)	5,000	2,128,607
ORL Trust, Series 2023-GLKS, Class A, 7.679%, (1 mo. SOFR + 2.35%), 10/19/36(1)(4)	1,069	1,075,015
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 6.721%, (1 mo. SOFR + 1.392%), 5/15/39(1)(4)	1,972	1,965,260
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	2,427	1,984,311
TX Trust, Series 2024-HOU, Class A, 6.91%, (1 mo. SOFR + 1.591%), 6/15/39(1)(4)	1,995	1,981,308
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	1,793	1,864,450
VMC Finance LLC:
Series 2021-HT1, Class A, 7.096%, (1 mo. SOFR + 1.764%), 1/18/37(1)(4)	891	874,509
Series 2021-HT1, Class B, 9.946%, (1 mo. SOFR + 4.614%), 1/18/37(1)(4)	2,000	1,960,662
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	419,633
Total Commercial Mortgage-Backed Securities (identified cost $68,849,097)		$ 61,467,870

Corporate Bonds — 33.0%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.9%
BAE Systems PLC, 5.30%, 3/26/34(1)	$794	$ 787,021
Boeing Co.:
6.259%, 5/1/27(1)	774	779,524
6.298%, 5/1/29(1)	1,634	1,657,476
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	2,286	2,227,242
		$ 5,451,263
Security	Principal Amount (000's omitted)	Value
Auto Manufacturers — 1.9%
General Motors Financial Co., Inc.:
4.30%, 4/6/29	$929	$ 882,945
5.80%, 1/7/29	1,050	1,059,734
5.95%, 4/4/34	819	820,021
Hyundai Capital America:
5.30%, 6/24/29(1)	1,800	1,790,787
5.40%, 6/24/31(1)	1,263	1,252,816
Tapestry, Inc.:
7.00%, 11/27/26	808	830,693
7.35%, 11/27/28	1,636	1,698,405
Toyota Motor Credit Corp., 4.65%, 1/5/29	2,885	2,850,714
		$ 11,186,115
Banks — 12.8%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(7)	$1,300	$ 1,317,644
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(7)	1,200	1,100,858
4.175% to 3/24/27, 3/24/28(7)	200	192,842
5.294%, 8/18/27	400	397,522
6.35%, 3/14/34	1,600	1,602,061
6.938%, 11/7/33	600	655,799
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(7)	482	477,032
5.468% to 1/23/34, 1/23/35(7)	8,006	8,000,849
5.933% to 9/15/26, 9/15/27(7)	2,305	2,330,342
Barclays PLC:
5.088% to 6/20/29, 6/20/30(7)	2,150	2,056,125
6.496% to 9/13/26, 9/13/27(7)	1,329	1,351,418
BBVA Bancomer SA:
1.875%, 9/18/25(1)	1,165	1,112,321
5.125% to 1/18/28, 1/18/33(1)(7)	1,000	912,062
BNP Paribas SA:
5.176% to 1/9/29, 1/9/30(1)(7)	1,485	1,469,893
7.75% to 8/16/29(1)(7)(8)	787	795,669
9.25% to 11/17/27(1)(7)(8)	634	673,838
Brookfield Finance, Inc.:
5.675%, 1/15/35	1,039	1,028,448
5.968%, 3/4/54	1,155	1,143,501
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(7)	1,952	2,062,492
Citigroup, Inc.:
3.785% to 3/17/32, 3/17/33(7)	1,073	956,385
Series W, 4.00% to 12/10/25(7)(8)	1,090	1,046,593
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(7)	1,385	1,386,447
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(7)	1,845	1,951,789
ING Groep NV, 5.335% to 3/19/29, 3/19/30(7)	3,560	3,547,221

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	$469	$ 476,697
8.248% to 11/21/32, 11/21/33(1)(7)	1,355	1,495,315
JPMorgan Chase & Co.:
5.336% to 1/23/34, 1/23/35(7)	940	934,778
5.766% to 4/22/34, 4/22/35(7)	1,121	1,150,584
6.254% to 10/23/33, 10/23/34(7)	2,847	3,021,125
KeyBank NA, 5.85%, 11/15/27	2,664	2,656,093
PNC Financial Services Group, Inc.:
5.492% to 5/14/29, 5/14/30(7)	3,969	3,991,999
6.875% to 10/20/33, 10/20/34(7)	1,685	1,837,274
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(7)	2,688	2,652,064
6.066% to 1/19/34, 1/19/35(1)(7)	1,584	1,569,252
Swedbank AB, 6.136%, 9/12/26(1)	1,918	1,951,305
Synchrony Bank, 5.40%, 8/22/25	800	794,243
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(7)	940	845,554
5.625%, 2/15/28	1,000	966,578
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)	655	593,870
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(7)	1,975	2,051,752
Truist Financial Corp., 5.435% to 1/24/29, 1/24/30(7)	1,700	1,695,911
U.S. Bancorp:
5.384% to 1/23/29, 1/23/30(7)	972	974,799
5.678% to 1/23/34, 1/23/35(7)	3,994	4,010,887
5.85% to 10/21/32, 10/21/33(7)	595	604,585
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(7)	1,652	1,328,139
9.016% to 11/15/32, 11/15/33(1)(7)	684	824,877
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(7)	785	753,162
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	1,682	1,677,482
		$ 76,427,476
Chemicals — 0.3%
Celanese U.S. Holdings LLC:
6.55%, 11/15/30	$1,090	$ 1,139,549
6.70%, 11/15/33	625	657,115
		$ 1,796,664
Commercial Services — 0.4%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$2,352	$ 2,207,092
Ford Foundation, 2.415%, 6/1/50	650	390,947
		$ 2,598,039
Security	Principal Amount (000's omitted)	Value
Computers — 0.4%
Kyndryl Holdings, Inc.:
3.15%, 10/15/31	$385	$ 322,564
6.35%, 2/20/34	1,688	1,715,595
		$ 2,038,159
Diversified Financial Services — 5.0%
Ally Financial, Inc.:
2.20%, 11/2/28	$2,075	$ 1,797,598
6.848% to 1/3/29, 1/3/30(7)	270	277,540
8.00%, 11/1/31	390	430,641
Bank of Ireland Group PLC, 5.601% to 3/20/29, 3/20/30(1)(7)	1,150	1,149,852
BPCE SA, 5.716% to 1/18/29, 1/18/30(1)(7)	1,060	1,058,193
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(7)	2,850	2,968,935
CI Financial Corp., 3.20%, 12/17/30	1,403	1,106,477
Enact Holdings, Inc., 6.25%, 5/28/29	1,695	1,696,191
Ford Motor Credit Co. LLC:
7.122%, 11/7/33	708	748,556
7.20%, 6/10/30	1,237	1,301,849
7.35%, 3/6/30	2,713	2,872,660
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)(3)	3,003	2,942,668
Jefferies Financial Group, Inc., 6.20%, 4/14/34	1,487	1,506,891
LPL Holdings, Inc., 4.00%, 3/15/29(1)	1,590	1,482,857
Nuveen LLC, 5.85%, 4/15/34(1)	1,384	1,390,247
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	1,733	1,511,666
Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,298,287
Synchrony Financial, 4.50%, 7/23/25	2,000	1,967,136
TPG Operating Group II LP, 5.875%, 3/5/34	1,800	1,808,333
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(7)	611	572,757
		$ 29,889,334
Electric Utilities — 1.1%
Engie SA, 5.625%, 4/10/34(1)	$2,250	$ 2,240,767
MidAmerican Energy Co., 5.35%, 1/15/34	861	873,502
NextEra Energy Capital Holdings, Inc., 5.25%, 3/15/34	3,605	3,543,757
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	38	37,762
		$ 6,695,788
Entertainment — 0.2%
WarnerMedia Holdings, Inc., 5.141%, 3/15/52	$1,688	$ 1,315,142
		$ 1,315,142

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Foods — 0.2%
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	$1,120	$ 897,325
3.00%, 10/15/30(1)	210	178,421
		$ 1,075,746
Health Care — 0.5%
Centene Corp.:
3.375%, 2/15/30	$2,684	$ 2,384,368
4.25%, 12/15/27	798	762,582
		$ 3,146,950
Insurance — 1.4%
Corebridge Global Funding, 5.20%, 1/12/29(1)	$2,415	$ 2,404,778
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,437	2,018,021
6.75%, 3/15/54(1)	2,393	2,368,593
7.95%, 6/15/33(1)	340	373,509
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(7)	1,466	1,373,511
		$ 8,538,412
Lodging and Gaming — 0.1%
Las Vegas Sands Corp., 6.00%, 8/15/29	$701	$ 704,859
		$ 704,859
Machinery — 0.2%
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	$1,043	$ 1,049,484
		$ 1,049,484
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$3,800	$ 2,790,370
Comcast Corp., 2.887%, 11/1/51	1,850	1,155,133
		$ 3,945,503
Oil and Gas — 0.3%
Diamondback Energy, Inc., 5.40%, 4/18/34	$1,019	$ 1,009,238
South32 Treasury Ltd., 4.35%, 4/14/32(1)	1,003	908,361
		$ 1,917,599
Other Revenue — 0.4%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$ 2,615,276
		$ 2,615,276
Security	Principal Amount (000's omitted)	Value
Packaging & Containers — 0.2%
Smurfit Kappa Treasury ULC, 5.777%, 4/3/54(1)	$1,080	$ 1,074,887
		$ 1,074,887
Pharmaceuticals — 1.1%
AbbVie, Inc., 5.50%, 3/15/64	$1,526	$ 1,507,643
Bristol-Myers Squibb Co., 5.65%, 2/22/64	2,722	2,661,073
CVS Health Corp.:
5.05%, 3/25/48	853	735,497
5.55%, 6/1/31	1,766	1,768,110
		$ 6,672,323
Pipelines — 0.4%
ONEOK, Inc., 6.05%, 9/1/33	$2,120	$ 2,183,715
		$ 2,183,715
Real Estate Investment Trusts (REITs) — 2.2%
American Assets Trust LP, 3.375%, 2/1/31	$1,170	$ 959,272
COPT Defense Properties LP, 2.90%, 12/1/33	1,887	1,487,017
EPR Properties:
3.60%, 11/15/31	390	325,340
3.75%, 8/15/29	1,539	1,372,863
4.95%, 4/15/28	1,243	1,190,460
Extra Space Storage LP:
2.40%, 10/15/31	1,473	1,210,925
2.55%, 6/1/31	1,011	843,723
5.90%, 1/15/31	1,500	1,532,843
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	327	308,658
3.75%, 9/15/30(1)	347	302,984
Ventas Realty LP, 5.625%, 7/1/34	1,856	1,840,613
VICI Properties LP, 5.75%, 4/1/34	1,965	1,947,883
		$ 13,322,581
Semiconductors — 0.1%
Marvell Technology, Inc., 5.75%, 2/15/29	$703	$ 718,082
		$ 718,082
Software — 1.1%
Concentrix Corp., 6.60%, 8/2/28	$4,949	$ 5,011,033
Fiserv, Inc., 5.35%, 3/15/31	1,355	1,354,822
		$ 6,365,855

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology — 0.1%
CDW LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$ 664,921
		$ 664,921
Telecommunications — 0.5%
AT&T, Inc.:
3.50%, 9/15/53	$405	$ 275,144
3.65%, 6/1/51	2,887	2,040,831
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	661	489,858
SES SA, 5.30%, 4/4/43(1)	393	285,584
		$ 3,091,417
Transportation — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30(1)	$1,150	$ 1,197,644
		$ 1,197,644
Utilities — 0.3%
Southern Co., Series B, 4.00% to 10/15/25, 1/15/51(7)	$1,704	$ 1,655,726
		$ 1,655,726
Total Corporate Bonds (identified cost $200,738,237)		$197,338,960

Preferred Stocks — 0.3%
Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP, Series A, 5.75%	83,921	$ 995,303
		$ 995,303
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 5.50%	42,377	$ 862,372
		$ 862,372
Total Preferred Stocks (identified cost $3,157,450)		$ 1,857,675

Taxable Municipal Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 3.034%, 6/1/34	$1,430	$ 1,207,921
		$ 1,207,921
Water and Sewer — 0.4%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 707,193
Green Bonds, 2.184%, 9/1/31	650	549,893
Green Bonds, 2.264%, 9/1/32	585	485,895
Green Bonds, 2.344%, 9/1/33	635	517,703
		$ 2,260,684
Total Taxable Municipal Obligations (identified cost $4,120,000)		$ 3,468,605

U.S. Government Agency Mortgage-Backed Securities — 20.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, 2/1/43	$589	$ 511,855
3.00%, with various maturities to 2046	2,600	2,289,159
3.50%, with various maturities to 2048	2,441	2,221,002
4.00%, with various maturities to 2047	1,962	1,835,455
4.50%, with various maturities to 2044	620	602,604
5.50%, 6/1/41	887	904,911
6.00%, 6/1/53	311	312,475
Federal National Mortgage Association:
2.50%, 3/1/47	711	600,658
3.00%, 7/1/49	713	617,581
3.50%, with various maturities to 2047	3,899	3,552,355
4.00%, with various maturities to 2046	1,307	1,222,507
4.50%, 2/1/44	220	214,321
5.00%, 7/1/41	197	197,622
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,859	2,379,226
3.50%, 12/20/45	846	773,957
5.50%, 6/20/53	2,107	2,107,573
6.00%, with various maturities to 2053	502	508,605
7.00%, 6/20/53	852	886,044

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(9)	$28,527	$ 26,106,664
4.50%, 30-Year, TBA(9)	28,375	26,755,625
5.00%, 30-Year, TBA(9)	47,425	45,841,064
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $122,975,534)		$120,441,263

U.S. Treasury Obligations — 32.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,806	$ 1,436,486
1.625%, 11/15/50	6,770	3,707,656
1.875%, 11/15/51	1,318	765,264
2.00%, 11/15/41	8,644	5,941,737
2.00%, 8/15/51	347	208,525
2.25%, 2/15/52	3,332	2,123,239
2.375%, 2/15/42	19,194	13,978,630
2.875%, 5/15/43	9,367	7,276,988
2.875%, 5/15/52	1,099	805,661
3.00%, 8/15/52	4,144	3,118,360
3.625%, 2/15/53	1,874	1,594,924
3.625%, 5/15/53	1,454	1,237,547
3.875%, 2/15/43	2,631	2,379,000
4.00%, 11/15/42	7,600	7,005,953
4.50%, 2/15/44	685	672,156
4.75%, 11/15/43	1,000	1,013,594
4.75%, 11/15/53	550	568,691
U.S. Treasury Notes:
0.375%, 11/30/25	3,634	3,409,643
0.375%, 12/31/25	28,291	26,460,373
0.375%, 1/31/26	4,956	4,619,437
0.50%, 2/28/26	25,644	23,881,977
0.75%, 4/30/26	4,821	4,484,660
1.125%, 2/29/28	7,680	6,823,950
1.25%, 3/31/28	2,415	2,151,190
1.25%, 4/30/28	7,455	6,624,903
1.375%, 10/31/28	3,816	3,365,533
1.875%, 2/28/27	22,061	20,583,179
2.75%, 4/30/27	18,000	17,151,328
2.875%, 4/30/29	1,630	1,524,810
3.125%, 8/31/27	3,713	3,562,885
3.50%, 1/31/28	2,593	2,511,614
3.75%, 5/31/30	1,408	1,363,780
3.875%, 12/31/27	2,000	1,962,031
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
3.875%, 9/30/29	$2,306	$ 2,253,665
4.00%, 2/15/34	3,905	3,791,206
4.125%, 9/30/27	1,600	1,582,094
4.125%, 3/31/29	2,949	2,919,452
4.25%, 12/31/25	482	477,453
4.375%, 8/15/26	1,300	1,291,672
Total U.S. Treasury Obligations (identified cost $214,724,618)		$196,631,246

Short-Term Investments — 5.2%
Affiliated Fund – 3.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(10)	19,228,036	$ 19,228,036
Total Affiliated Fund (identified cost $19,228,036)		$ 19,228,036

U.S. Treasury Obligations –2.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 8/13/24	12,000	$ 11,924,941
Total U.S. Treasury Obligations (identified cost $11,924,786)		$ 11,924,941
Total Short-Term Investments (identified cost $31,152,822)		$ 31,152,977
Total Investments — 116.1% (identified cost $730,091,208)		$694,670,999
Other Assets, Less Liabilities — (16.1)%		$(96,097,824)
Net Assets — 100.0%		$598,573,175
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $191,645,398 or 32.0% of the Portfolio's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2024.
(3)	When-issued security.

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2024.
(5)	Step coupon security. Interest rate represents the rate in effect at June 30, 2024.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	459	Long	9/30/24	$93,736,406	$289,465
U.S. 5-Year Treasury Note	444	Long	9/30/24	47,320,688	403,044
U.S. 10-Year Treasury Note	73	Long	9/19/24	8,028,859	60,267
U.S. Long Treasury Bond	2	Long	9/19/24	236,625	4,864
U.S. Ultra-Long Treasury Bond	(15)	Short	9/19/24	(1,880,156)	(47,121)
U.S. Ultra 10-Year Treasury Note	(87)	Short	9/19/24	(9,877,219)	(38,704)
					$671,815
Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Unaffiliated investments, at value (identified cost $709,814,126)	$674,528,069
Affiliated investments, at value (identified cost $20,277,082)	20,142,930
Deposits for forward commitment securities	740,000
Deposits for derivatives collateral — futures contracts	1,325,164
Interest and dividends receivable	4,839,703
Interest and dividends receivable from affiliated investments	68,761
Receivable for investments sold	2,510,640
Receivable for variation margin on open futures contracts	95,494
Receivable from affiliates	11,532
Trustees' deferred compensation plan	58,611
Total assets	$704,320,904
Liabilities
Cash collateral due to brokers	$740,000
Payable for investments purchased	1,792,435
Payable for when-issued/forward commitment securities	102,704,532
Due to custodian	108,348
Payable to affiliates:
Investment adviser fee	219,212
Trustees' fees	9,550
Trustees' deferred compensation plan	58,611
Accrued expenses	115,041
Total liabilities	$105,747,729
Net Assets applicable to investors' interest in Portfolio	$598,573,175

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $166)	$96,161
Dividend income from affiliated investments	281,569
Interest income	13,597,926
Interest income from affiliated investments	76,440
Other income	1,795
Total investment income	$14,053,891
Expenses
Investment adviser fee	$1,337,553
Trustees’ fees and expenses	19,093
Custodian fee	81,616
Legal and accounting services	49,414
Miscellaneous	33,218
Total expenses	$1,520,894
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$51,747
Total expense reductions	$51,747
Net expenses	$1,469,147
Net investment income	$12,584,744
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(5,277,255)
Futures contracts	(1,492,680)
Net realized loss	$(6,769,935)
Change in unrealized appreciation (depreciation):
Investments	$(3,748,551)
Investments - affiliated investments	71,095
Futures contracts	(576,567)
Net change in unrealized appreciation (depreciation)	$(4,254,023)
Net realized and unrealized loss	$(11,023,958)
Net increase in net assets from operations	$1,560,786

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$12,584,744	$22,160,888
Net realized loss	(6,769,935)	(23,641,763)
Net change in unrealized appreciation (depreciation)	(4,254,023)	34,122,291
Net increase in net assets from operations	$1,560,786	$32,641,416
Capital transactions:
Contributions	$30,658,245	$103,019,761
Withdrawals	(27,284,754)	(113,522,022)
Net increase (decrease) in net assets from capital transactions	$3,373,491	$(10,502,261)
Net increase in net assets	$4,934,277	$22,139,155
Net Assets
At beginning of period	$593,638,898	$571,499,743
At end of period	$598,573,175	$593,638,898

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2024
Financial Highlights

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.49%(2)(3)	0.49%(3)	0.49%(3)	0.49%	0.49%	0.49%
Net investment income	4.23%(2)	3.74%	2.58%	2.06%	2.46%	2.86%
Portfolio Turnover	161%(4)(5)	227%(5)	102%(5)	122%(5)	93%(5)	89%
Total Return(1)	0.26%(4)	6.08%	(13.13)%	0.70%	8.16%	9.28%
Net assets, end of period (000’s omitted)	$598,573	$593,639	$571,500	$570,872	$575,953	$590,390
(1)	The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.01%, 0.01%, 0.01% and 0.01% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(4)	Not annualized.
(5)	Includes the effect of To Be Announced (TBA) transactions.

Core Bond Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2024, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 54.7% and 45.3%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Preferred Securities. Preferred securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Core Bond Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
G  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
H  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the six months ended June 30, 2024, the Portfolio's investment adviser fee amounted to $1,337,553 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $43,912 of the Portfolio’s operating expenses for the six months ended June 30, 2024. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment adviser fee paid was reduced by $7,835 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.

Core Bond Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the six months ended June 30, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$209,076,203	$168,425,465
U.S. Government and Agency Securities	883,828,490	899,407,754
	$1,092,904,693	$1,067,833,219
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$731,204,715
Gross unrealized appreciation	$3,762,788
Gross unrealized depreciation	(39,624,689)
Net unrealized depreciation	$(35,861,901)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2024 is included in the Portfolio of Investments. At June 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to seek to hedge against fluctuations in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2024 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)
Futures contracts	$757,640	$(85,825)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

Core Bond Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$(1,492,680)	$(576,567)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended June 30, 2024, which is indicative of the volume of this derivative type, was approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$142,649,000	$13,246,000
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2024.
7  Affiliated Investments
At June 30, 2024, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $20,142,930, which represents 3.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.873%, 5/15/49	$883,072	$ —	$ —	$ —	$31,822	$914,894	$23,940	$993,200
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	1,871,414	—	(1,910,687)	—	39,273	—	52,500	—
Short-Term Investments
Liquidity Fund	16,240,414	125,764,868	(122,777,246)	—	—	19,228,036	281,569	19,228,036
Total				$ —	$71,095	$20,142,930	$358,009

Core Bond Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 71,632,933	$ —	$ 71,632,933
Collateralized Mortgage Obligations	—	10,679,470	—	10,679,470
Commercial Mortgage-Backed Securities	—	61,467,870	—	61,467,870
Corporate Bonds	—	197,338,960	—	197,338,960
Preferred Stocks	1,857,675	—	—	1,857,675
Taxable Municipal Obligations	—	3,468,605	—	3,468,605
U.S. Government Agency Mortgage-Backed Securities	—	120,441,263	—	120,441,263
U.S. Treasury Obligations	—	196,631,246	—	196,631,246
Short-Term Investments:
Affiliated Fund	19,228,036	—	—	19,228,036
U.S. Treasury Obligations	—	11,924,941	—	11,924,941
Total Investments	$21,085,711	$673,585,288	$ —	$694,670,999
Futures Contracts	$ 757,640	$ —	$ —	$ 757,640
Total	$21,843,351	$673,585,288	$ —	$695,428,639
Liability Description
Futures Contracts	$ (85,825)	$ —	$ —	$ (85,825)
Total	$ (85,825)	$ —	$ —	$ (85,825)

Eaton Vance
Core Bond Fund
June 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1   for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Core Bond Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Core Bond Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Core Bond Portfolio (the “Portfolio”), the portfolio in which the

Eaton Vance
Core Bond Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. The Board noted the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.

Eaton Vance
Core Bond Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

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EAGIX-NCSR    6.30.24

Eaton Vance
Greater India Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
Eaton Vance
Greater India Fund

Eaton Vance
Greater India Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investment in Greater India Portfolio, at value (identified cost $185,066,722)	$290,176,894
Receivable for Fund shares sold	247,183
Total assets	$290,424,077
Liabilities
Payable for Fund shares redeemed	$221,565
Payable to affiliates:
Administration fee	34,016
Distribution and service fees	41,445
Trustees' fees	125
Payable for transfer and dividend disbursing agent fees	52,800
Accrued expenses	21,063
Total liabilities	$371,014
Net Assets	$290,053,063
Sources of Net Assets
Paid-in capital	$174,983,290
Distributable earnings	115,069,773
Net Assets	$290,053,063
Class A Shares
Net Assets	$172,050,808
Shares Outstanding	4,123,262
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$41.73
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$44.04
Class C Shares
Net Assets	$9,437,756
Shares Outstanding	294,376
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$32.06
Class I Shares
Net Assets	$108,564,499
Shares Outstanding	2,462,590
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$44.09
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $209,602)	$876,679
Interest income allocated from Portfolio	6,745
Expenses allocated from Portfolio	(1,163,120)
Total investment loss from Portfolio	$(279,696)
Expenses
Administration fee	$188,025
Distribution and service fees:
Class A	193,502
Class C	39,287
Trustees’ fees and expenses	250
Custodian fee	12,304
Transfer and dividend disbursing agent fees	105,682
Legal and accounting services	39,620
Printing and postage	5,786
Registration fees	28,740
Miscellaneous	6,482
Total expenses	$619,678
Net investment loss	$(899,374)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $1,296,083)	$7,985,420
Futures contracts	543,413
Foreign currency transactions	(87,177)
Net realized gain	$8,441,656
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $4,998,984)	$34,705,603
Futures contracts	55,638
Foreign currency	9,762
Net change in unrealized appreciation (depreciation)	$34,771,003
Net realized and unrealized gain	$43,212,659
Net increase in net assets from operations	$42,313,285
2
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(899,374)	$(1,092,379)
Net realized gain	8,441,656	12,067,870
Net change in unrealized appreciation (depreciation)	34,771,003	29,355,254
Net increase in net assets from operations	$42,313,285	$40,330,745
Distributions to shareholders:
Class A	$—	$(6,812,648)
Class C	—	(370,271)
Class I	—	(3,372,222)
Total distributions to shareholders	$—	$(10,555,141)
Transactions in shares of beneficial interest:
Class A	$562,430	$(2,774,248)
Class C	1,631,550	416,233
Class I	16,558,212	14,980,102
Net increase in net assets from Fund share transactions	$18,752,192	$12,622,087
Net increase in net assets	$61,065,477	$42,397,691
Net Assets
At beginning of period	$228,987,586	$186,589,895
At end of period	$290,053,063	$228,987,586
3
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2024
Financial Highlights

	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$35.420	$30.840	$44.090	$38.790	$34.300	$32.020
Income (Loss) From Operations
Net investment loss(1)	$(0.148)	$(0.194)	$(0.356)	$(0.425)	$(0.237)	$(0.188)
Net realized and unrealized gain (loss)	6.458	6.492	(6.225)	9.728	4.823	3.424
Total income (loss) from operations	$6.310	$6.298	$(6.581)	$9.303	$4.586	$3.236
Less Distributions
From net investment income	$—	$—	$(0.756)	$—	$—	$—
From net realized gain	—	(1.718)	(5.913)	(4.003)	(0.096)	(0.956)
Total distributions	$—	$(1.718)	$(6.669)	$(4.003)	$(0.096)	$(0.956)
Net asset value — End of period	$41.730	$35.420	$30.840	$44.090	$38.790	$34.300
Total Return(2)	17.81%(3)	20.60%	(15.54)%	24.04%	13.42%	10.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$172,051	$145,561	$129,752	$181,368	$155,011	$163,335
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.48%(5)(6)	1.55%(5)	1.57%(5)	1.54%	1.56%	1.63%
Net investment loss	(0.79)%(6)	(0.60)%	(0.93)%	(0.98)%	(0.75)%	(0.58)%
Portfolio Turnover of the Portfolio	15%(3)	34%	17%	33%	26%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(6)	Annualized.
4
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$27.320	$24.300	$36.390	$32.810	$29.230	$27.620
Income (Loss) From Operations
Net investment loss(1)	$(0.220)	$(0.342)	$(0.520)	$(0.616)	$(0.385)	$(0.363)
Net realized and unrealized gain (loss)	4.960	5.080	(5.065)	8.199	4.061	2.929
Total income (loss) from operations	$4.740	$4.738	$(5.585)	$7.583	$3.676	$2.566
Less Distributions
From net investment income	$—	$—	$(0.592)	$—	$—	$—
From net realized gain	—	(1.718)	(5.913)	(4.003)	(0.096)	(0.956)
Total distributions	$—	$(1.718)	$(6.505)	$(4.003)	$(0.096)	$(0.956)
Net asset value — End of period	$32.060	$27.320	$24.300	$36.390	$32.810	$29.230
Total Return(2)	17.35%(3)	19.73%	(16.10)%	23.17%	12.64%	9.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,438	$6,502	$5,465	$9,181	$7,548	$11,898
Ratios (as a percentage of average daily net assets):(4)
Expenses	2.23%(5)(6)	2.30%(5)	2.29%(5)	2.24%	2.26%	2.33%
Net investment loss	(1.52)%(6)	(1.35)%	(1.64)%	(1.69)%	(1.44)%	(1.30)%
Portfolio Turnover of the Portfolio	15%(3)	34%	17%	33%	26%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(6)	Annualized.
5
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$37.380	$32.380	$45.600	$39.920	$35.190	$32.730
Income (Loss) From Operations
Net investment loss(1)	$(0.104)	$(0.116)	$(0.257)	$(0.298)	$(0.148)	$(0.092)
Net realized and unrealized gain (loss)	6.814	6.834	(6.170)	9.981	4.974	3.508
Total income (loss) from operations	$6.710	$6.718	$(6.427)	$9.683	$4.826	$3.416
Less Distributions
From net investment income	$—	$—	$(0.880)	$—	$—	$—
From net realized gain	—	(1.718)	(5.913)	(4.003)	(0.096)	(0.956)
Total distributions	$—	$(1.718)	$(6.793)	$(4.003)	$(0.096)	$(0.956)
Net asset value — End of period	$44.090	$37.380	$32.380	$45.600	$39.920	$35.190
Total Return(2)	17.95%(3)	20.92%	(14.66)%	24.31%	13.77%	10.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$108,564	$76,924	$51,372	$96,220	$66,744	$40,761
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.23%(5)(6)	1.30%(5)	1.28%(5)	1.24%	1.26%	1.33%
Net investment loss	(0.52)%(6)	(0.34)%	(0.64)%	(0.66)%	(0.45)%	(0.27)%
Portfolio Turnover of the Portfolio	15%(3)	34%	17%	33%	26%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(6)	Annualized.
6
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Greater India Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of June 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
7

Eaton Vance
Greater India Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the six months ended June 30, 2024, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Goldman Sachs Asset Management, L.P. (GSAM). BMR pays GSAM a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its pro rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the administration fee amounted to $188,025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, EVM earned $18,226 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $16,281 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended June 30, 2024 in the the amount of $2,049. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2024 amounted to $193,502 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2024, the Fund paid or accrued to EVD $29,465 for Class C shares.
8

Eaton Vance
Greater India Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2024 amounted to $9,822 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2024, the Fund was informed that EVD received $200 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended June 30, 2024, increases and decreases in the Fund's investment in the Portfolio aggregated $25,973,940 and $7,935,822, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	241,539	$ 9,167,669	260,972	$ 8,530,072
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	178,735	6,128,812
Redemptions	(227,479)	(8,605,239)	(537,727)	(17,433,132)
Net increase (decrease)	14,060	$ 562,430	(98,020)	$(2,774,248)
Class C
Sales	65,160	$ 1,895,484	61,482	$ 1,612,127
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	13,994	370,271
Redemptions	(8,809)	(263,934)	(62,370)	(1,566,165)
Net increase	56,351	$ 1,631,550	13,106	$ 416,233
Class I
Sales	732,047	$29,590,886	1,087,631	$36,011,279
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	87,371	3,161,086
Redemptions	(327,389)	(13,032,674)	(703,559)	(24,192,263)
Net increase	404,658	$16,558,212	471,443	$14,980,102
9

Greater India Portfolio
June 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 101.4%
Security	Shares	Value
India — 100.5%
Automobile Components — 3.2%
Samvardhana Motherson International Ltd.	1,987,466	$ 4,541,383
Sona BLW Precision Forgings Ltd.(1)	296,815	2,276,170
Tube Investments of India Ltd.	48,603	2,474,544
		$ 9,292,097
Automobiles — 7.9%
Mahindra & Mahindra Ltd.	381,246	$ 13,086,337
Maruti Suzuki India Ltd.	45,783	6,596,260
TVS Motor Co. Ltd.	111,342	3,146,692
		$ 22,829,289
Banks — 15.6%
AU Small Finance Bank Ltd.(1)	381,281	$ 3,061,073
Axis Bank Ltd.	832,439	12,600,996
Bank of Baroda	737,263	2,426,454
ICICI Bank Ltd.	1,737,370	24,957,677
IDFC First Bank Ltd.(2)	2,209,801	2,175,711
		$ 45,221,911
Building Products — 0.6%
Kajaria Ceramics Ltd.	109,134	$ 1,851,964
		$ 1,851,964
Capital Markets — 1.0%
360 ONE WAM Ltd.	162,787	$ 1,920,516
Angel One Ltd.	30,357	948,301
		$ 2,868,817
Chemicals — 0.5%
Navin Fluorine International Ltd.	31,401	$ 1,343,580
		$ 1,343,580
Construction Materials — 1.1%
Shree Cement Ltd.	9,845	$ 3,286,623
		$ 3,286,623
Consumer Finance — 5.7%
Bajaj Finance Ltd.	121,393	$ 10,350,494
Security	Shares	Value
Consumer Finance (continued)
Cholamandalam Investment & Finance Co. Ltd.	257,020	$ 4,366,950
Five-Star Business Finance Ltd.(2)	204,755	1,942,955
		$ 16,660,399
Consumer Staples Distribution & Retail — 0.3%
Medplus Health Services Ltd.(2)	124,280	$ 1,015,548
		$ 1,015,548
Electrical Equipment — 1.9%
KEI Industries Ltd.	41,349	$ 2,185,783
Suzlon Energy Ltd.(2)	5,044,050	3,183,189
		$ 5,368,972
Financial Services — 2.4%
Jio Financial Services Ltd.(2)	1,028,318	$ 4,402,205
REC Ltd.	386,356	2,432,947
		$ 6,835,152
Food Products — 1.9%
Tata Consumer Products Ltd.	420,029	$ 5,520,730
		$ 5,520,730
Health Care Providers & Services — 1.9%
Apollo Hospitals Enterprise Ltd.	74,077	$ 5,486,868
		$ 5,486,868
Hotels, Restaurants & Leisure — 3.2%
Devyani International Ltd.(2)	611,229	$ 1,205,835
Zomato Ltd.(2)	3,342,381	7,990,548
		$ 9,196,383
Household Durables — 2.7%
Dixon Technologies India Ltd.	39,202	$ 5,620,198
Whirlpool of India Ltd.	89,820	2,135,364
		$ 7,755,562
Independent Power and Renewable Electricity Producers — 3.0%
NHPC Ltd.	2,114,326	$ 2,544,738
NTPC Ltd.	1,337,796	6,085,054
		$ 8,629,792
Industrial Conglomerates — 1.5%
Siemens Ltd.	48,164	$ 4,447,823
		$ 4,447,823

10
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 3.3%
Go Digit General Insurance Ltd.(2)	362,485	$ 1,469,284
PB Fintech Ltd.(2)	130,495	2,182,613
SBI Life Insurance Co. Ltd.(1)	335,346	5,991,191
		$ 9,643,088
Interactive Media & Services — 1.2%
Info Edge India Ltd.	42,033	$ 3,424,082
		$ 3,424,082
IT Services — 9.5%
Coforge Ltd.	63,693	$ 4,123,951
Infosys Ltd.	897,299	16,838,242
Persistent Systems Ltd.	76,063	3,892,907
Zensar Technologies Ltd.	304,723	2,714,089
		$ 27,569,189
Machinery — 1.0%
Grindwell Norton Ltd.	91,435	$ 3,001,122
		$ 3,001,122
Metals & Mining — 4.6%
APL Apollo Tubes Ltd.	162,725	$ 3,039,670
Hindalco Industries Ltd.	826,211	6,832,978
Vedanta Ltd.	663,326	3,608,235
		$ 13,480,883
Oil, Gas & Consumable Fuels — 3.5%
Reliance Industries Ltd.	267,537	$ 10,020,891
		$ 10,020,891
Paper and Forest Products — 0.7%
Century Textiles & Industries Ltd.	69,120	$ 1,895,167
		$ 1,895,167
Personal Care Products — 4.4%
Colgate-Palmolive (India) Ltd.	103,649	$ 3,519,613
Emami Ltd.	247,535	2,042,073
Godrej Consumer Products Ltd.	444,754	7,313,281
		$ 12,874,967
Pharmaceuticals — 6.2%
Gland Pharma Ltd.(1)(2)	102,735	$ 2,244,795
Mankind Pharma Ltd.(2)	16,866	428,826
Pfizer Ltd.	23,805	1,300,302
Sun Pharmaceutical Industries Ltd.	521,388	9,487,751
Security	Shares	Value
Pharmaceuticals (continued)
Suven Pharmaceuticals Ltd.(2)	130,316	$ 1,242,741
Torrent Pharmaceuticals Ltd.	94,639	3,160,118
		$ 17,864,533
Real Estate Management & Development — 2.5%
Godrej Properties Ltd.(2)	156,944	$ 6,004,670
Oberoi Realty Ltd.	57,093	1,207,113
		$ 7,211,783
Specialty Retail — 3.6%
Metro Brands Ltd.	79,338	$ 1,166,500
Trent Ltd.	143,367	9,399,341
		$ 10,565,841
Textiles, Apparel & Luxury Goods — 1.0%
Kalyan Jewellers India Ltd.	501,033	$ 3,016,457
		$ 3,016,457
Wireless Telecommunication Services — 4.6%
Bharti Airtel Ltd.	767,821	$ 13,329,938
		$ 13,329,938
Total India (identified cost $170,344,534)		$291,509,451
United States — 0.9%
IT Services — 0.9%
Cognizant Technology Solutions Corp., Class A	40,464	$ 2,751,552
Total United States (identified cost $2,808,984)		$ 2,751,552
Total Common Stocks (identified cost $173,153,518)		$294,261,003

11
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	10,450,552	$ 10,450,552
Total Short-Term Investments (identified cost $10,450,552)		$ 10,450,552
Total Investments — 105.0% (identified cost $183,604,070)		$304,711,555
Other Assets, Less Liabilities — (5.0)%		$(14,531,258)
Net Assets — 100.0%		$290,180,297
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $13,573,229 or 4.7% of the Portfolio's net assets.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
NSE IFSC Nifty 50 Index	167	Long	7/25/24	$8,052,914	$80,913
					$80,913
12
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Unaffiliated investments, at value (identified cost $173,153,518)	$294,261,003
Affiliated investments, at value (identified cost $10,450,552)	10,450,552
Deposits for derivatives collateral — futures contracts	385,770
Foreign currency, at value (identified cost $850,931)	850,966
Dividends receivable	366,968
Dividends receivable from affiliated investments	31,816
Receivable for investments sold	237,541
Receivable for foreign taxes	43,182
Trustees' deferred compensation plan	23,307
Total assets	$306,651,105
Liabilities
Payable for variation margin on open futures contracts	$8,510
Payable to affiliates:
Investment adviser fee	192,022
Trustees' fees	3,765
Trustees' deferred compensation plan	23,307
Accrued foreign capital gains taxes	16,143,286
Accrued expenses	99,918
Total liabilities	$16,470,808
Net Assets applicable to investors' interest in Portfolio	$290,180,297
13
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $209,605)	$675,799
Dividend income from affiliated investments	200,891
Interest income	6,745
Total investment income	$883,435
Expenses
Investment adviser fee	$1,065,817
Trustees’ fees and expenses	7,790
Custodian fee	52,670
Legal and accounting services	38,443
Miscellaneous	3,987
Total expenses	$1,168,707
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$5,574
Total expense reductions	$5,574
Net expenses	$1,163,133
Net investment loss	$(279,698)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $1,296,099)	$7,985,517
Futures contracts	543,420
Foreign currency transactions	(87,178)
Net realized gain	$8,441,759
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $4,999,045)	$34,706,025
Futures contracts	55,638
Foreign currency	9,762
Net change in unrealized appreciation (depreciation)	$34,771,425
Net realized and unrealized gain	$43,213,184
Net increase in net assets from operations	$42,933,486
14
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(279,698)	$(44,329)
Net realized gain	8,441,759	12,068,019
Net change in unrealized appreciation (depreciation)	34,771,425	29,355,611
Net increase in net assets from operations	$42,933,486	$41,379,301
Capital transactions:
Contributions	$25,973,940	$31,982,220
Withdrawals	(7,935,822)	(31,356,983)
Net increase in net assets from capital transactions	$18,038,118	$625,237
Net increase in net assets	$60,971,604	$42,004,538
Net Assets
At beginning of period	$229,208,693	$187,204,155
At end of period	$290,180,297	$229,208,693
15
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2024
Financial Highlights

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.93%(1)(2)	0.97%(2)	0.97%(2)	0.95%	0.93%	0.98%
Net investment income (loss)	(0.22)%(1)	(0.02)%	(0.32)%	(0.39)%	(0.12)%	0.07%
Portfolio Turnover	15%(3)	34%	17%	33%	26%	21%
Total Return	18.13%(3)	21.29%	(14.39)%	24.76%	14.14%	11.17%
Net assets, end of period (000’s omitted)	$290,180	$229,209	$187,204	$284,153	$229,025	$216,812
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(3)	Not annualized.
16
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2024, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. Interest income is accrued as earned.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
17

Greater India Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, historical effective tax rates on securities sold, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of June 30, 2024, the Portfolio for tax reporting in India had no accumulated losses available to be carried forward to offset future realized gains from the sale of Indian securities.
As of June 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the six months ended June 30, 2024, the investment adviser fee amounted to $1,065,817 or 0.85% (annualized)  of the Portfolio's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Goldman Sachs Asset Management, L.P. (GSAM). BMR pays GSAM a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may
18

Greater India Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment adviser fee paid was reduced by $5,574 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of BMR.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $48,057,929 and $38,022,765, respectively, for the six months ended June 30, 2024.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$184,917,302
Gross unrealized appreciation	$121,121,125
Gross unrealized depreciation	(1,245,959)
Net unrealized appreciation	$119,875,166
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2024 is included in the Portfolio of Investments. At June 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity index futures contracts to manage cash flows.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2024 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative
Futures contracts	$80,913	$ —
(1)	Only the current day's variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
19

Greater India Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$543,420	$55,638
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2024, which is indicative of the volume of this derivative type, was approximately $6,702,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2024.
7  Affiliated Investments
At June 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $10,450,552, which represents 3.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$5,091,586	$46,551,732	$(41,192,766)	$ —	$ —	$10,450,552	$200,891	10,450,552
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
20

Greater India Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

At June 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 16,754,020	$ —	$ 16,754,020
Consumer Discretionary	—	62,655,629	—	62,655,629
Consumer Staples	—	19,411,245	—	19,411,245
Energy	—	10,020,891	—	10,020,891
Financials	1,469,284	79,760,083	—	81,229,367
Health Care	—	23,351,401	—	23,351,401
Industrials	—	14,669,881	—	14,669,881
Information Technology	2,751,552	27,569,189	—	30,320,741
Materials	—	20,006,253	—	20,006,253
Real Estate	—	7,211,783	—	7,211,783
Utilities	—	8,629,792	—	8,629,792
Total Common Stocks	$ 4,220,836	$290,040,167*	$ —	$294,261,003
Short-Term Investments	$10,450,552	$ —	$ —	$ 10,450,552
Total Investments	$14,671,388	$ 290,040,167	$ —	$304,711,555
Futures Contracts	$ —	$ 80,913	$ —	$ 80,913
Total	$14,671,388	$ 290,121,080	$ —	$304,792,468
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Countries within the Indian sub-continent region are considered emerging market countries. The securities markets within the Indian sub-continent are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. The securities markets in these countries are comparatively underdeveloped and may be concentrated in certain sectors. In addition, governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.
21

Eaton Vance
Greater India Fund
June 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
22

Eaton Vance
Greater India Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Greater India Fund (the “Fund”), as well as the investment advisory agreement between Greater India Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Goldman Sachs Asset Management, L.P. (the “Sub-adviser”), with respect to the Fund, as well as the sub-advisory agreement between the Adviser and the Sub-adviser with respect to the Portfolio,
23

Eaton Vance
Greater India Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and the sub-advisory agreements for the Fund and the Portfolio (collectively, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund and the Portfolio. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities of companies in India and surrounding countries of the Indian subcontinent provided by investment professionals located in the region. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which the Adviser receives an advisory fee from the Portfolio.
The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. After considering the relative underperformance of the Fund over the longer term, the Board noted that the Fund’s performance record had improved relative to its peer group in more recent periods. On the basis of the foregoing and other relevant information provided by the Adviser and Sub-adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to requests from the Contract Review Committee. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
24

Eaton Vance
Greater India Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund and the Portfolio currently share in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
25

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ETGIX-NCSR    6.30.24

Eaton Vance
Dividend Builder Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
Eaton Vance
Dividend Builder Fund

Eaton Vance
Dividend Builder Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 2.0%
L3Harris Technologies, Inc.	77,900	$ 17,494,782
		$ 17,494,782
Banks — 6.1%
JPMorgan Chase & Co.	157,500	$ 31,855,950
Truist Financial Corp.	544,000	21,134,400
		$ 52,990,350
Biotechnology — 6.8%
AbbVie, Inc.	167,900	$ 28,798,208
Amgen, Inc.	56,000	17,497,200
Gilead Sciences, Inc.	192,700	13,221,147
		$ 59,516,555
Capital Markets — 6.5%
BlackRock, Inc.	18,400	$ 14,486,688
Blue Owl Capital, Inc.	489,200	8,683,300
CME Group, Inc.	59,300	11,658,380
Intercontinental Exchange, Inc.	76,400	10,458,396
S&P Global, Inc.	26,100	11,640,600
		$ 56,927,364
Chemicals — 1.8%
FMC Corp.(1)	276,900	$ 15,935,595
		$ 15,935,595
Commercial Services & Supplies — 2.3%
Rentokil Initial PLC	1,658,600	$ 9,632,482
Waste Management, Inc.	49,800	10,624,332
		$ 20,256,814
Communications Equipment — 1.0%
Cisco Systems, Inc.	187,700	$ 8,917,627
		$ 8,917,627
Consumer Staples Distribution & Retail — 2.5%
Walmart, Inc.	318,000	$ 21,531,780
		$ 21,531,780
Security	Shares	Value
Containers & Packaging — 2.5%
International Paper Co.	503,900	$ 21,743,285
		$ 21,743,285
Diversified Telecommunication Services — 1.3%
TELUS Corp.(1)	770,000	$ 11,656,518
		$ 11,656,518
Electric Utilities — 2.3%
Xcel Energy, Inc.	371,800	$ 19,857,838
		$ 19,857,838
Electronic Equipment, Instruments & Components — 1.6%
CDW Corp.	61,100	$ 13,676,624
		$ 13,676,624
Financial Services — 2.0%
Fidelity National Information Services, Inc.	235,200	$ 17,724,672
		$ 17,724,672
Food Products — 1.1%
Hershey Co.	50,500	$ 9,283,415
		$ 9,283,415
Health Care Equipment & Supplies — 1.2%
Medtronic PLC	135,500	$ 10,665,205
		$ 10,665,205
Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	26,400	$ 13,444,464
		$ 13,444,464
Hotels, Restaurants & Leisure — 0.8%
Booking Holdings, Inc.	1,800	$ 7,130,700
		$ 7,130,700
Household Products — 2.1%
Procter & Gamble Co.	113,100	$ 18,652,452
		$ 18,652,452
Industrial Conglomerates — 1.3%
3M Co.	114,600	$ 11,710,974
		$ 11,710,974
Insurance — 5.6%
Allstate Corp.	95,000	$ 15,167,700

1

Eaton Vance
Dividend Builder Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
American Financial Group, Inc.	138,700	$ 17,062,874
Fidelity National Financial, Inc.	329,400	16,278,948
		$ 48,509,522
Interactive Media & Services — 0.9%
Alphabet, Inc., Class A	44,400	$ 8,087,460
		$ 8,087,460
IT Services — 1.4%
Amdocs Ltd.	152,800	$ 12,058,976
		$ 12,058,976
Machinery — 2.2%
Illinois Tool Works, Inc.	38,400	$ 9,099,264
Parker-Hannifin Corp.	19,300	9,762,133
		$ 18,861,397
Media — 2.0%
Comcast Corp., Class A	436,000	$ 17,073,760
		$ 17,073,760
Multi-Utilities — 1.8%
Sempra	201,700	$ 15,341,302
		$ 15,341,302
Oil, Gas & Consumable Fuels — 5.8%
Chevron Corp.	190,000	$ 29,719,800
EOG Resources, Inc.	165,200	20,793,724
		$ 50,513,524
Pharmaceuticals — 5.1%
Eli Lilly & Co.	16,100	$ 14,576,618
Johnson & Johnson	136,200	19,906,992
Royalty Pharma PLC, Class A	369,600	9,746,352
		$ 44,229,962
Professional Services — 4.4%
Automatic Data Processing, Inc.	78,700	$ 18,784,903
Booz Allen Hamilton Holding Corp.	72,000	11,080,800
Broadridge Financial Solutions, Inc.	45,300	8,924,100
		$ 38,789,803
Semiconductors & Semiconductor Equipment — 11.4%
Analog Devices, Inc.	81,100	$ 18,511,886
Broadcom, Inc.	19,500	31,307,835
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	18,800	$ 20,019,180
QUALCOMM, Inc.	96,100	19,141,198
Texas Instruments, Inc.	54,700	10,640,791
		$ 99,620,890
Software — 4.9%
Microsoft Corp.	96,267	$ 43,026,536
		$ 43,026,536
Specialized REITs — 2.0%
Lamar Advertising Co., Class A	147,900	$ 17,678,487
		$ 17,678,487
Specialty Retail — 1.7%
Home Depot, Inc.	43,800	$ 15,077,712
		$ 15,077,712
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	44,400	$ 9,351,528
		$ 9,351,528
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	81,100	$ 6,112,507
		$ 6,112,507
Trading Companies & Distributors — 1.1%
Fastenal Co.	145,500	$ 9,143,220
		$ 9,143,220
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	46,300	$ 8,157,134
		$ 8,157,134
Total Common Stocks (identified cost $681,532,019)		$870,750,734

2

Eaton Vance
Dividend Builder Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	2,217,083	$ 2,217,083
Total Short-Term Investments (identified cost $2,217,083)		$ 2,217,083
Total Investments — 100.0% (identified cost $683,749,102)		$872,967,817
Other Assets, Less Liabilities — 0.0%(3)		$ 133,256
Net Assets — 100.0%		$873,101,073
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $2,387,489.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(3)	Amount is less than 0.05%.
Abbreviations:
REITs	– Real Estate Investment Trusts
3

Eaton Vance
Dividend Builder Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Unaffiliated investments, at value (identified cost $681,532,019) — including $2,387,489 of securities on loan	$870,750,734
Affiliated investments, at value (identified cost $2,217,083)	2,217,083
Dividends receivable	1,205,958
Dividends receivable from affiliated investments	7,488
Receivable for Fund shares sold	357,990
Securities lending income receivable	498
Tax reclaims receivable	13,200
Trustees' deferred compensation plan	213,984
Total assets	$874,766,935
Liabilities
Payable for Fund shares redeemed	$562,572
Payable to affiliates:
Investment adviser fee	456,635
Distribution and service fees	147,851
Trustees' fees	55,000
Trustees' deferred compensation plan	213,984
Payable for transfer and dividend disbursing agent fees	111,860
Accrued expenses	117,960
Total liabilities	$1,665,862
Net Assets	$873,101,073
Sources of Net Assets
Paid-in capital	$655,916,546
Distributable earnings	217,184,527
Net Assets	$873,101,073
Class A Shares
Net Assets	$663,722,656
Shares Outstanding	42,149,676
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.75
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$16.62
Class C Shares
Net Assets	$14,628,471
Shares Outstanding	919,489
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.91
Class I Shares
Net Assets	$194,749,946
Shares Outstanding	12,383,569
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.73
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $53,149)	$11,751,646
Dividend income from affiliated investments	119,606
Securities lending income, net	900
Total investment income	$11,872,152
Expenses
Investment adviser fee	$2,764,771
Distribution and service fees:
Class A	821,303
Class C	76,164
Trustees’ fees and expenses	67,743
Custodian fee	88,164
Transfer and dividend disbursing agent fees	211,090
Legal and accounting services	43,054
Printing and postage	14,946
Registration fees	24,046
Miscellaneous	25,506
Total expenses	$4,136,787
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$3,454
Total expense reductions	$3,454
Net expenses	$4,133,333
Net investment income	$7,738,819
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$24,063,575
Foreign currency transactions	3,801
Net realized gain	$24,067,376
Change in unrealized appreciation (depreciation):
Investments	$25,869,559
Foreign currency	(1,625)
Net change in unrealized appreciation (depreciation)	$25,867,934
Net realized and unrealized gain	$49,935,310
Net increase in net assets from operations	$57,674,129
5
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,738,819	$14,993,172
Net realized gain	24,067,376	18,625,322
Net change in unrealized appreciation (depreciation)	25,867,934	55,705,116
Net increase in net assets from operations	$57,674,129	$89,323,610
Distributions to shareholders:
Class A	$(6,069,031)	$(21,380,850)
Class C	(80,185)	(422,329)
Class I	(2,029,470)	(6,744,252)
Total distributions to shareholders	$(8,178,686)	$(28,547,431)
Transactions in shares of beneficial interest:
Class A	$(24,834,558)	$(50,226,438)
Class C	(2,227,562)	(5,431,780)
Class I	(7,004,086)	(32,041,702)
Net decrease in net assets from Fund share transactions	$(34,066,206)	$(87,699,920)
Net increase (decrease) in net assets	$15,429,237	$(26,923,741)
Net Assets
At beginning of period	$857,671,836	$884,595,577
At end of period	$873,101,073	$857,671,836
6
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2024
Financial Highlights

	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$14.870	$13.840	$19.850	$17.030	$15.610	$12.510
Income (Loss) From Operations
Net investment income(1)	$0.134	$0.245	$0.326	$0.355	$0.276	$0.227
Net realized and unrealized gain (loss)	0.888	1.268	(2.219)	3.744	1.590	3.607
Total income (loss) from operations	$1.022	$1.513	$(1.893)	$4.099	$1.866	$3.834
Less Distributions
From net investment income	$(0.142)	$(0.234)	$(0.335)	$(0.344)	$(0.264)	$(0.264)
From net realized gain	—	(0.249)	(3.782)	(0.935)	(0.182)	(0.470)
Total distributions	$(0.142)	$(0.483)	$(4.117)	$(1.279)	$(0.446)	$(0.734)
Net asset value — End of period	$15.750	$14.870	$13.840	$19.850	$17.030	$15.610
Total Return(2)	6.90%(3)	11.16%	(9.75)%	24.42%	12.32%	31.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$663,723	$650,959	$655,476	$821,560	$725,569	$706,043
Ratios (as a percentage of average daily net assets):
Expenses	1.00%(4)(5)	1.01%(4)	1.00%(4)	0.99%	1.01%	1.01%
Net investment income	1.75%(5)	1.74%	1.85%	1.89%	1.83%	1.57%
Portfolio Turnover	27%(3)	49%	57%	74%	81%	55%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(5)	Annualized.
7
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$15.020	$13.980	$19.990	$17.150	$15.710	$12.580
Income (Loss) From Operations
Net investment income(1)	$0.077	$0.138	$0.196	$0.218	$0.166	$0.115
Net realized and unrealized gain (loss)	0.894	1.279	(2.226)	3.758	1.602	3.636
Total income (loss) from operations	$0.971	$1.417	$(2.030)	$3.976	$1.768	$3.751
Less Distributions
From net investment income	$(0.081)	$(0.128)	$(0.198)	$(0.201)	$(0.146)	$(0.151)
From net realized gain	—	(0.249)	(3.782)	(0.935)	(0.182)	(0.470)
Total distributions	$(0.081)	$(0.377)	$(3.980)	$(1.136)	$(0.328)	$(0.621)
Net asset value — End of period	$15.910	$15.020	$13.980	$19.990	$17.150	$15.710
Total Return(2)	6.48%(3)	10.28%	(10.37)%	23.43%	11.51%	30.13%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,628	$15,965	$20,214	$27,405	$29,195	$56,585
Ratios (as a percentage of average daily net assets):
Expenses	1.75%(4)(5)	1.76%(4)	1.75%(4)	1.74%	1.76%	1.77%
Net investment income	1.00%(5)	0.98%	1.10%	1.15%	1.10%	0.80%
Portfolio Turnover	27%(3)	49%	57%	74%	81%	55%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(5)	Annualized.
8
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$14.850	$13.820	$19.830	$17.020	$15.600	$12.500
Income (Loss) From Operations
Net investment income(1)	$0.153	$0.280	$0.371	$0.402	$0.313	$0.262
Net realized and unrealized gain (loss)	0.888	1.268	(2.219)	3.733	1.591	3.608
Total income (loss) from operations	$1.041	$1.548	$(1.848)	$4.135	$1.904	$3.870
Less Distributions
From net investment income	$(0.161)	$(0.269)	$(0.380)	$(0.390)	$(0.302)	$(0.300)
From net realized gain	—	(0.249)	(3.782)	(0.935)	(0.182)	(0.470)
Total distributions	$(0.161)	$(0.518)	$(4.162)	$(1.325)	$(0.484)	$(0.770)
Net asset value — End of period	$15.730	$14.850	$13.820	$19.830	$17.020	$15.600
Total Return(2)	7.04%(3)	11.46%	(9.54)%	24.68%	12.61%	31.44%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$194,750	$190,748	$208,906	$239,294	$196,896	$184,050
Ratios (as a percentage of average daily net assets):
Expenses	0.75%(4)(5)	0.76%(4)	0.75%(4)	0.74%	0.76%	0.76%
Net investment income	2.00%(5)	2.00%	2.11%	2.14%	2.08%	1.82%
Portfolio Turnover	27%(3)	49%	57%	74%	81%	55%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(5)	Annualized.
9
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
10

Eaton Vance
Dividend Builder Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

As of June 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$684,327,541
Gross unrealized appreciation	$202,839,919
Gross unrealized depreciation	(14,199,643)
Net unrealized appreciation	$188,640,276
11

Eaton Vance
Dividend Builder Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly.
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6500%
$500 million but less than $1 billion	0.6250%
$1 billion but less than $1.5 billion	0.6000%
$1.5 billion but less than $2 billion	0.5500%
$2 billion but less than $3 billion	0.5000%
$3 billion and over	0.4375%
For the six months ended June 30, 2024, the investment adviser fee amounted to $2,764,771 or 0.64% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment adviser fee paid was reduced by $3,454 relating to the Fund’s investment in the Liquidity Fund.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, EVM earned $46,700 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,009 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2024 amounted to $821,303 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2024, the Fund paid or accrued to EVD $57,123 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2024 amounted to $19,041 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2024, the Fund was informed that EVD received $2,583 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
12

Eaton Vance
Dividend Builder Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $232,844,212 and $259,597,394, respectively, for the six months ended June 30, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	603,216	$ 9,289,121	1,180,743	$16,620,433
Issued to shareholders electing to receive payments of distributions in Fund shares	335,330	5,158,889	1,296,568	18,294,619
Redemptions	(2,557,206)	(39,282,568)	(6,066,763)	(85,141,490)
Net decrease	(1,618,660)	$(24,834,558)	(3,589,452)	$(50,226,438)
Class C
Sales	83,648	$ 1,304,708	83,540	$ 1,177,856
Issued to shareholders electing to receive payments of distributions in Fund shares	4,888	75,906	28,216	403,013
Redemptions	(231,756)	(3,608,176)	(495,486)	(7,012,649)
Net decrease	(143,220)	$(2,227,562)	(383,730)	$(5,431,780)
Class I
Sales	696,015	$10,660,469	1,657,338	$23,181,763
Issued to shareholders electing to receive payments of distributions in Fund shares	122,631	1,884,259	445,880	6,277,951
Redemptions	(1,276,480)	(19,548,814)	(4,372,906)	(61,501,416)
Net decrease	(457,834)	$(7,004,086)	(2,269,688)	$(32,041,702)
8  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2024.
13

Eaton Vance
Dividend Builder Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At June 30, 2024, the value of the securities loaned and the value of the collateral received amounted to $2,387,489 and $2,164,186, respectively. The value of the securities loaned, net of the collateral received, was $223,303 at June 30, 2024. Collateral received was comprised of U.S. Government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time
10  Affiliated Investments
At June 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,217,083, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$9,065,154	$55,872,441	$(62,720,512)	$ —	$ —	$2,217,083	$119,606	2,217,083
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 44,974,872	$ —	$ —	$ 44,974,872
Consumer Discretionary	28,320,919	—	—	28,320,919
Consumer Staples	49,467,647	—	—	49,467,647
Energy	50,513,524	—	—	50,513,524
14

Eaton Vance
Dividend Builder Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Financials	$176,151,908	$ —	$ —	$176,151,908
Health Care	127,856,186	—	—	127,856,186
Industrials	106,624,508	9,632,482	—	116,256,990
Information Technology	186,652,181	—	—	186,652,181
Materials	37,678,880	—	—	37,678,880
Real Estate	17,678,487	—	—	17,678,487
Utilities	35,199,140	—	—	35,199,140
Total Common Stocks	$861,118,252	$9,632,482*	$ —	$870,750,734
Short-Term Investments	$ 2,217,083	$ —	$ —	$ 2,217,083
Total Investments	$863,335,335	$ 9,632,482	$ —	$872,967,817
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
15

Eaton Vance
Dividend Builder Fund
June 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
16

Eaton Vance
Dividend Builder Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
17

Eaton Vance
Dividend Builder Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Dividend Builder Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
he Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
18

Eaton Vance
Dividend Builder Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
19

This Page Intentionally Left Blank

EVTMX-NCSR    6.30.24

Eaton Vance
Growth Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
Eaton Vance
Growth Fund

Eaton Vance
Growth Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.9%
Security	Shares	Value
Aerospace & Defense — 0.9%
HEICO Corp.	16,385	$ 3,663,850
		$ 3,663,850
Automobiles — 0.6%
Tesla, Inc.(1)	13,325	$ 2,636,751
		$ 2,636,751
Beverages — 0.7%
Coca-Cola Co.	49,121	$ 3,126,552
		$ 3,126,552
Biotechnology — 1.3%
AbbVie, Inc.	19,734	$ 3,384,776
Vertex Pharmaceuticals, Inc.(1)	4,710	2,207,671
		$ 5,592,447
Broadline Retail — 8.1%
Amazon.com, Inc.(1)	179,971	$ 34,779,396
		$ 34,779,396
Building Products — 1.1%
Trane Technologies PLC	14,339	$ 4,716,527
		$ 4,716,527
Capital Markets — 2.6%
Blue Owl Capital, Inc.	108,346	$ 1,923,142
Intercontinental Exchange, Inc.	14,189	1,942,332
S&P Global, Inc.	7,369	3,286,574
Tradeweb Markets, Inc., Class A	38,111	4,039,766
		$ 11,191,814
Commercial Services & Supplies — 2.0%
Copart, Inc.(1)	72,349	$ 3,918,422
Waste Connections, Inc.	26,570	4,659,315
		$ 8,577,737
Consumer Staples Distribution & Retail — 3.4%
BJ's Wholesale Club Holdings, Inc.(1)	52,682	$ 4,627,587
Costco Wholesale Corp.	7,785	6,617,172
Walmart, Inc.	47,595	3,222,657
		$ 14,467,416
Security	Shares	Value
Electrical Equipment — 1.1%
AMETEK, Inc.	29,446	$ 4,908,943
		$ 4,908,943
Entertainment — 1.8%
Netflix, Inc.(1)	11,486	$ 7,751,672
		$ 7,751,672
Financial Services — 3.1%
Shift4 Payments, Inc., Class A(1)(2)	55,655	$ 4,082,294
Visa, Inc., Class A	34,297	9,001,934
		$ 13,084,228
Ground Transportation — 1.1%
Uber Technologies, Inc.(1)	66,521	$ 4,834,746
		$ 4,834,746
Health Care Equipment & Supplies — 1.3%
Intuitive Surgical, Inc.(1)	12,951	$ 5,761,252
		$ 5,761,252
Health Care Providers & Services — 1.0%
Elevance Health, Inc.	7,860	$ 4,259,019
		$ 4,259,019
Interactive Media & Services — 11.7%
Alphabet, Inc., Class A	137,714	$ 25,084,605
Alphabet, Inc., Class C	60,430	11,084,070
Meta Platforms, Inc., Class A	27,335	13,782,854
		$ 49,951,529
IT Services — 0.9%
Gartner, Inc.(1)	8,394	$ 3,769,410
		$ 3,769,410
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	4,932	$ 2,727,396
		$ 2,727,396
Pharmaceuticals — 4.8%
Eli Lilly & Co.	15,226	$ 13,785,316
Merck & Co., Inc.	54,436	6,739,177
		$ 20,524,493

1
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 0.9%
TransUnion	53,507	$ 3,968,079
		$ 3,968,079
Real Estate Management & Development — 1.4%
CoStar Group, Inc.(1)	35,193	$ 2,609,209
FirstService Corp.	23,448	3,572,772
		$ 6,181,981
Semiconductors & Semiconductor Equipment — 18.7%
Analog Devices, Inc.	25,398	$ 5,797,348
Broadcom, Inc.	6,628	10,641,453
Lam Research Corp.	10,098	10,752,855
NVIDIA Corp.	427,782	52,848,188
		$ 80,039,844
Software — 18.6%
Adobe, Inc.(1)	23,471	$ 13,039,079
Fair Isaac Corp.(1)	2,032	3,024,957
Fortinet, Inc.(1)	45,957	2,769,829
Intuit, Inc.	17,392	11,430,196
Microsoft Corp.	96,073	42,939,827
Salesforce, Inc.	24,387	6,269,898
		$ 79,473,786
Specialty Retail — 3.4%
Burlington Stores, Inc.(1)	10,193	$ 2,446,320
Home Depot, Inc.	7,688	2,646,517
TJX Cos., Inc.	85,298	9,391,310
		$ 14,484,147
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	145,855	$ 30,719,980
		$ 30,719,980
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	33,086	$ 2,493,692
		$ 2,493,692
Total Common Stocks (identified cost $155,158,687)		$423,686,687

Short-Term Investments — 2.0%
Affiliated Fund — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	4,694,682	$ 4,694,682
Total Affiliated Fund (identified cost $4,694,682)		$ 4,694,682

Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(4)	3,899,850	$ 3,899,850
Total Securities Lending Collateral (identified cost $3,899,850)		$ 3,899,850
Total Short-Term Investments (identified cost $8,594,532)		$ 8,594,532
Total Investments — 100.9% (identified cost $163,753,219)		$432,281,219
Other Assets, Less Liabilities — (0.9)%		$ (3,937,633)
Net Assets — 100.0%		$428,343,586
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $4,041,438.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(4)	Represents investment of cash collateral received in connection with securities lending.

2
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Unaffiliated investments, at value (identified cost $159,058,537) — including $4,041,438 of securities on loan	$427,586,537
Affiliated investments, at value (identified cost $4,694,682)	4,694,682
Dividends receivable	63,168
Dividends receivable from affiliated investments	22,634
Receivable for Fund shares sold	490,690
Securities lending income receivable	418
Tax reclaims receivable	31,006
Trustees' deferred compensation plan	83,254
Total assets	$432,972,389
Liabilities
Collateral for securities loaned	$3,899,850
Payable for Fund shares redeemed	199,799
Payable to affiliates:
Investment adviser fee	223,570
Distribution and service fees	72,429
Trustees' fees	5,850
Trustees' deferred compensation plan	83,254
Accrued expenses	144,051
Total liabilities	$4,628,803
Net Assets	$428,343,586
Sources of Net Assets
Paid-in capital	$140,619,143
Distributable earnings	287,724,443
Net Assets	$428,343,586
Class A Shares
Net Assets	$325,235,862
Shares Outstanding	7,923,531
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$41.05
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$43.32
Class C Shares
Net Assets	$7,642,174
Shares Outstanding	260,977
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$29.28
Class I Shares
Net Assets	$92,997,023
Shares Outstanding	2,126,695
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$43.73
3
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2024
Class R Shares
Net Assets	$2,468,527
Shares Outstanding	63,682
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$38.76
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $4,035)	$1,110,715
Dividend income from affiliated investments	56,169
Securities lending income, net	854
Total investment income	$1,167,738
Expenses
Investment adviser fee	$1,268,736
Distribution and service fees:
Class A	370,161
Class C	37,233
Class R	5,614
Trustees’ fees and expenses	12,090
Custodian fee	46,890
Transfer and dividend disbursing agent fees	147,402
Legal and accounting services	35,886
Printing and postage	1,308
Registration fees	30,046
Miscellaneous	11,302
Total expenses	$1,966,668
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$1,521
Total expense reductions	$1,521
Net expenses	$1,965,147
Net investment loss	$(797,409)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$19,678,565
Foreign currency transactions	(24)
Net realized gain	$19,678,541
Change in unrealized appreciation (depreciation):
Investments	$62,739,482
Net change in unrealized appreciation (depreciation)	$62,739,482
Net realized and unrealized gain	$82,418,023
Net increase in net assets from operations	$81,620,614
5
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(797,409)	$(702,397)
Net realized gain	19,678,541	32,169,949
Net change in unrealized appreciation (depreciation)	62,739,482	73,009,310
Net increase in net assets from operations	$81,620,614	$104,476,862
Distributions to shareholders:
Class A	$—	$(23,304,467)
Class C	—	(907,846)
Class I	—	(6,184,142)
Class R	—	(179,733)
Total distributions to shareholders	$—	$(30,576,188)
Transactions in shares of beneficial interest:
Class A	$(10,478,125)	$3,929,500
Class C	(1,516,621)	(1,288,903)
Class I	(2,512,561)	4,513,324
Class R	(50,831)	(609,031)
Net increase (decrease) in net assets from Fund share transactions	$(14,558,138)	$6,544,890
Net increase in net assets	$67,062,476	$80,445,564
Net Assets
At beginning of period	$361,281,110	$280,835,546
At end of period	$428,343,586	$361,281,110
6
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2024
Financial Highlights

	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$33.350	$26.400	$39.590	$35.930	$28.130	$23.610
Income (Loss) From Operations
Net investment loss(1)	$(0.082)	$(0.078)	$(0.024)	$(0.120)	$(0.098)	$(0.037)
Net realized and unrealized gain (loss)	7.782	10.079	(11.650)	7.140	10.409	7.095
Total income (loss) from operations	$7.700	$10.001	$(11.674)	$7.020	$10.311	$7.058
Less Distributions
From net realized gain	$—	$(3.051)	$(1.516)	$(3.360)	$(2.511)	$(2.538)
Total distributions	$—	$(3.051)	$(1.516)	$(3.360)	$(2.511)	$(2.538)
Net asset value — End of period	$41.050	$33.350	$26.400	$39.590	$35.930	$28.130
Total Return(2)	23.09%(3)	38.30%(4)	(29.63)%(4)	19.62%(4)	37.16%(4)	30.38%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$325,236	$273,827	$213,878	$330,230	$299,834	$236,457
Ratios (as a percentage of average daily net assets):
Expenses	1.04%(5)(6)	1.05%(4)(6)	1.05%(4)(6)	1.05%(4)	1.05%(4)	1.05%(4)
Net investment loss	(0.45)%(5)	(0.25)%	(0.08)%	(0.30)%	(0.32)%	(0.14)%
Portfolio Turnover	11%(3)	28%	12%	21%	37%	40%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The administrator reimbursed certain operating expenses (equal to 0.02%, 0.03%, less than 0.005%, 0.04% and 0.04% of average daily net assets for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$23.880	$19.700	$30.290	$28.370	$22.790	$19.660
Income (Loss) From Operations
Net investment loss(1)	$(0.158)	$(0.231)	$(0.197)	$(0.326)	$(0.261)	$(0.206)
Net realized and unrealized gain (loss)	5.558	7.462	(8.877)	5.606	8.352	5.874
Total income (loss) from operations	$5.400	$7.231	$(9.074)	$5.280	$8.091	$5.668
Less Distributions
From net realized gain	$—	$(3.051)	$(1.516)	$(3.360)	$(2.511)	$(2.538)
Total distributions	$—	$(3.051)	$(1.516)	$(3.360)	$(2.511)	$(2.538)
Net asset value — End of period	$29.280	$23.880	$19.700	$30.290	$28.370	$22.790
Total Return(2)	22.61%(3)	37.26%(4)	(30.15)%(4)	18.70%(4)	36.17%(4)	29.35%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,642	$7,643	$7,354	$14,409	$16,026	$17,501
Ratios (as a percentage of average daily net assets):
Expenses	1.79%(5)(6)	1.80%(4)(6)	1.80%(4)(6)	1.80%(4)	1.80%(4)	1.80%(4)
Net investment loss	(1.20)%(5)	(1.00)%	(0.83)%	(1.05)%	(1.06)%	(0.91)%
Portfolio Turnover	11%(3)	28%	12%	21%	37%	40%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The administrator reimbursed certain operating expenses (equal to 0.02%, 0.03%, less than 0.005%, 0.04% and 0.04% of average daily net assets for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$35.490	$27.870	$41.580	$37.500	$29.200	$24.380
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.038)	$0.002	$0.055	$(0.023)	$(0.022)	$0.029
Net realized and unrealized gain (loss)	8.278	10.669	(12.249)	7.463	10.833	7.329
Total income (loss) from operations	$8.240	$10.671	$(12.194)	$7.440	$10.811	$7.358
Less Distributions
From net realized gain	$—	$(3.051)	$(1.516)	$(3.360)	$(2.511)	$(2.538)
Total distributions	$—	$(3.051)	$(1.516)	$(3.360)	$(2.511)	$(2.538)
Net asset value — End of period	$43.730	$35.490	$27.870	$41.580	$37.500	$29.200
Total Return(2)	23.22%(3)	38.69%(4)	(29.47)%(4)	19.92%(4)	37.51%(4)	30.65%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$92,997	$77,753	$57,481	$100,423	$82,887	$65,646
Ratios (as a percentage of average daily net assets):
Expenses	0.79%(5)(6)	0.80%(4)(6)	0.80%(4)(6)	0.80%(4)	0.80%(4)	0.80%(4)
Net investment income (loss)	(0.20)%(5)	0.01%	0.17%	(0.05)%	(0.07)%	0.10%
Portfolio Turnover	11%(3)	28%	12%	21%	37%	40%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The administrator reimbursed certain operating expenses (equal to 0.02%, 0.03%, less than 0.005%, 0.04% and 0.04% of average daily net assets for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2024
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$31.540	$25.140	$37.900	$34.610	$27.230	$22.980
Income (Loss) From Operations
Net investment loss(1)	$(0.121)	$(0.149)	$(0.096)	$(0.214)	$(0.166)	$(0.105)
Net realized and unrealized gain (loss)	7.341	9.600	(11.148)	6.864	10.057	6.893
Total income (loss) from operations	$7.220	$9.451	$(11.244)	$6.650	$9.891	$6.788
Less Distributions
From net realized gain	$—	$(3.051)	$(1.516)	$(3.360)	$(2.511)	$(2.538)
Total distributions	$—	$(3.051)	$(1.516)	$(3.360)	$(2.511)	$(2.538)
Net asset value — End of period	$38.760	$31.540	$25.140	$37.900	$34.610	$27.230
Total Return(2)	22.89%(3)	38.03%(4)	(29.82)%(4)	19.29%(4)	36.84%(4)	30.03%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,469	$2,057	$2,123	$3,020	$2,501	$2,264
Ratios (as a percentage of average daily net assets):
Expenses	1.29%(5)(6)	1.30%(4)(6)	1.30%(4)(6)	1.30%(4)	1.30%(4)	1.30%(4)
Net investment loss	(0.69)%(5)	(0.50)%	(0.33)%	(0.56)%	(0.56)%	(0.39)%
Portfolio Turnover	11%(3)	28%	12%	21%	37%	40%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The administrator reimbursed certain operating expenses (equal to 0.02%, 0.03%, less than 0.005%, 0.04% and 0.04% of average daily net assets for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Growth Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
11

Eaton Vance
Growth Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$163,778,521
Gross unrealized appreciation	$271,215,639
Gross unrealized depreciation	(2,712,941)
Net unrealized appreciation	$268,502,698
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
For the six months ended June 30, 2024, the Fund’s investment adviser fee amounted to $1,268,736 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned
12

Eaton Vance
Growth Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment adviser fee paid was reduced by $1,521 relating to the Fund’s investment in the Liquidity Fund.
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after May 1, 2025. Pursuant to this agreement, no operating expenses were allocated to EVM for the six months ended June 30, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, EVM earned $47,036 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,610 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended June 30, 2024 in the amount of $600. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2024 amounted to $370,161 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2024, the Fund paid or accrued to EVD $27,925 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2024, the Fund paid or accrued to EVD $2,807 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2024 amounted to $9,308 and $2,807 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2024, the Fund was informed that EVD received $269 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $43,990,651 and $63,120,158, respectively, for the six months ended June 30, 2024.
13

Eaton Vance
Growth Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	154,218	$ 5,730,695	280,082	$ 8,921,366
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	672,219	21,632,022
Redemptions	(440,434)	(16,208,820)	(845,290)	(26,623,888)
Net increase (decrease)	(286,216)	$(10,478,125)	107,011	$ 3,929,500
Class C
Sales	31,336	$ 860,663	44,270	$ 1,016,809
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	39,309	906,076
Redemptions	(90,379)	(2,377,284)	(136,911)	(3,211,788)
Net decrease	(59,043)	$(1,516,621)	(53,332)	$(1,288,903)
Class I
Sales	117,049	$ 4,563,482	408,707	$13,727,080
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	173,421	5,936,198
Redemptions	(181,285)	(7,076,043)	(453,624)	(15,149,954)
Net increase (decrease)	(64,236)	$(2,512,561)	128,504	$ 4,513,324
Class R
Sales	3,602	$ 125,491	8,099	$ 239,530
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	5,596	170,286
Redemptions	(5,137)	(176,322)	(32,917)	(1,018,847)
Net decrease	(1,535)	$ (50,831)	(19,222)	$ (609,031)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2024.
14

Eaton Vance
Growth Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At June 30, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $4,041,438 and $4,142,088, respectively. Collateral received was comprised of cash of $3,899,850 and U.S. government and/or agencies securities of $242,238. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$3,899,850	$ —	$ —	$ —	$3,899,850
The carrying amount of the liability for collateral for securities loaned at June 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at June 30, 2024.
10  Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $4,694,682, which represents 1.1% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$669,865	$18,103,380	$(14,078,563)	$ —	$ —	$4,694,682	$56,169	4,694,682
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
15

Eaton Vance
Growth Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$423,686,687*	$ —	$ —	$423,686,687
Short-Term Investments:
Affiliated Fund	4,694,682	—	—	4,694,682
Securities Lending Collateral	3,899,850	—	—	3,899,850
Total Investments	$ 432,281,219	$ —	$ —	$432,281,219
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
16

Eaton Vance
Growth Fund
June 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
17

Eaton Vance
Growth Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
18

Eaton Vance
Growth Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Growth Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
19

Eaton Vance
Growth Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
20

EALCX-NCSR    6.30.24

Eaton Vance
Large-Cap Value Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
Eaton Vance
Large-Cap Value Fund

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.4%
Security	Shares	Value
Aerospace & Defense — 1.7%
Huntington Ingalls Industries, Inc.	101,314	$ 24,956,678
		$ 24,956,678
Banks — 4.6%
M&T Bank Corp.	187,452	$ 28,372,735
Wells Fargo & Co.	669,787	39,778,650
		$ 68,151,385
Beverages — 1.7%
Constellation Brands, Inc., Class A	99,534	$ 25,608,108
		$ 25,608,108
Biotechnology — 2.8%
AbbVie, Inc.	201,728	$ 34,600,387
Vertex Pharmaceuticals, Inc.(1)	14,175	6,644,106
		$ 41,244,493
Building Products — 2.0%
Johnson Controls International PLC	445,896	$ 29,638,707
		$ 29,638,707
Capital Markets — 6.2%
Cboe Global Markets, Inc.	130,632	$ 22,215,278
Charles Schwab Corp.	695,669	51,263,849
Interactive Brokers Group, Inc., Class A	137,230	16,824,398
		$ 90,303,525
Chemicals — 2.9%
FMC Corp.	298,903	$ 17,201,868
Linde PLC	56,782	24,916,509
		$ 42,118,377
Consumer Staples Distribution & Retail — 3.5%
BJ's Wholesale Club Holdings, Inc.(1)	402,149	$ 35,324,768
Dollar Tree, Inc.(1)	149,664	15,979,625
		$ 51,304,393
Containers & Packaging — 1.1%
Ball Corp.	272,897	$ 16,379,278
		$ 16,379,278
Security	Shares	Value
Electric Utilities — 4.2%
NextEra Energy, Inc.	630,975	$ 44,679,340
Xcel Energy, Inc.	319,690	17,074,643
		$ 61,753,983
Electrical Equipment — 2.1%
Emerson Electric Co.	276,456	$ 30,454,393
		$ 30,454,393
Electronic Equipment, Instruments & Components — 2.3%
Zebra Technologies Corp., Class A(1)	107,408	$ 33,181,553
		$ 33,181,553
Energy Equipment & Services — 1.6%
Schlumberger NV	499,689	$ 23,575,327
		$ 23,575,327
Entertainment — 3.3%
TKO Group Holdings, Inc.	136,583	$ 14,749,598
Walt Disney Co.	345,909	34,345,305
		$ 49,094,903
Financial Services — 0.9%
Fiserv, Inc.(1)	84,867	$ 12,648,578
		$ 12,648,578
Food Products — 1.4%
General Mills, Inc.	174,177	$ 11,018,437
Hershey Co.	50,959	9,367,793
		$ 20,386,230
Ground Transportation — 2.0%
CSX Corp.	862,827	$ 28,861,563
		$ 28,861,563
Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp.(1)	386,822	$ 29,789,162
		$ 29,789,162
Health Care Providers & Services — 1.6%
McKesson Corp.	40,761	$ 23,806,054
		$ 23,806,054
Household Products — 1.6%
Clorox Co.	169,138	$ 23,082,263
		$ 23,082,263

1
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 2.4%
3M Co.	345,838	$ 35,341,185
		$ 35,341,185
Industrial REITs — 0.9%
First Industrial Realty Trust, Inc.	284,331	$ 13,508,566
		$ 13,508,566
Insurance — 6.1%
American International Group, Inc.	474,800	$ 35,249,152
Prudential PLC	1,568,975	14,225,918
Reinsurance Group of America, Inc.	196,714	40,379,483
		$ 89,854,553
Interactive Media & Services — 1.5%
Alphabet, Inc., Class A	120,775	$ 21,999,166
		$ 21,999,166
Leisure Products — 2.6%
Hasbro, Inc.	658,962	$ 38,549,277
		$ 38,549,277
Life Sciences Tools & Services — 4.1%
Mettler-Toledo International, Inc.(1)	12,460	$ 17,413,971
Thermo Fisher Scientific, Inc.	75,879	41,961,087
		$ 59,375,058
Machinery — 3.4%
Toro Co.	246,033	$ 23,006,546
Westinghouse Air Brake Technologies Corp.	171,883	27,166,108
		$ 50,172,654
Metals & Mining — 1.3%
Alcoa Corp.	487,953	$ 19,410,770
		$ 19,410,770
Multi-Utilities — 2.8%
CMS Energy Corp.	408,274	$ 24,304,551
Sempra	226,824	17,252,234
		$ 41,556,785
Oil, Gas & Consumable Fuels — 6.8%
Chevron Corp.	326,083	$ 51,005,903
ConocoPhillips	279,111	31,924,716
EOG Resources, Inc.	132,752	16,709,494
		$ 99,640,113
Security	Shares	Value
Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	587,891	$ 24,415,113
Sanofi SA	283,877	27,377,987
Zoetis, Inc.	133,325	23,113,222
		$ 74,906,322
Residential REITs — 4.5%
Invitation Homes, Inc.	784,322	$ 28,149,316
Mid-America Apartment Communities, Inc.	269,516	38,435,677
		$ 66,584,993
Semiconductors & Semiconductor Equipment — 6.2%
Micron Technology, Inc.	337,853	$ 44,437,805
ON Semiconductor Corp.(1)	340,086	23,312,895
Texas Instruments, Inc.	115,735	22,513,930
		$ 90,264,630
Specialty Retail — 1.2%
Lithia Motors, Inc.	67,050	$ 16,926,773
		$ 16,926,773
Total Common Stocks (identified cost $1,150,462,527)		$1,444,429,798

Short-Term Investments — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	23,469,857	$ 23,469,857
Total Short-Term Investments (identified cost $23,469,857)		$ 23,469,857
Total Investments — 100.0% (identified cost $1,173,932,384)		$1,467,899,655
Other Assets, Less Liabilities — (0.0)%(3)		$ (7,740)
Net Assets — 100.0%		$1,467,891,915
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(3)	Amount is less than (0.05)%.

2
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
REITs	– Real Estate Investment Trusts
3
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Unaffiliated investments, at value (identified cost $1,150,462,527)	$1,444,429,798
Affiliated investments, at value (identified cost $23,469,857)	23,469,857
Dividends receivable	1,261,123
Dividends receivable from affiliated investments	130,104
Receivable for Fund shares sold	1,087,741
Securities lending income receivable	124
Tax reclaims receivable	79,412
Trustees' deferred compensation plan	266,223
Total assets	$1,470,724,382
Liabilities
Payable for Fund shares redeemed	$1,170,114
Payable to affiliates:
Investment adviser fee	755,395
Distribution and service fees	150,174
Trustees' deferred compensation plan	266,223
Payable for transfer and dividend disbursing agent fees	282,071
Accrued expenses	208,490
Total liabilities	$2,832,467
Net Assets	$1,467,891,915
Sources of Net Assets
Paid-in capital	$1,119,885,963
Distributable earnings	348,005,952
Net Assets	$1,467,891,915
Class A Shares
Net Assets	$603,177,913
Shares Outstanding	23,954,686
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$25.18
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$26.58
Class C Shares
Net Assets	$11,945,446
Shares Outstanding	471,375
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$25.34
Class I Shares
Net Assets	$716,972,511
Shares Outstanding	28,326,900
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$25.31
Class R Shares
Net Assets	$37,456,904
Shares Outstanding	1,492,228
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$25.10
4
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2024
Class R6 Shares
Net Assets	$98,339,141
Shares Outstanding	3,882,679
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$25.33
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $167,103)	$14,817,147
Dividend income from affiliated investments	456,809
Securities lending income, net	11,902
Total investment income	$15,285,858
Expenses
Investment adviser fee	$4,577,667
Distribution and service fees:
Class A	750,964
Class C	63,391
Class R	95,058
Trustees’ fees and expenses	22,232
Custodian fee	167,436
Transfer and dividend disbursing agent fees	488,654
Legal and accounting services	71,608
Printing and postage	1,159
Registration fees	34,802
ReFlow liquidity program fees	100,628
Miscellaneous	29,295
Total expenses	$6,402,894
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$12,456
Total expense reductions	$12,456
Net expenses	$6,390,438
Net investment income	$8,895,420
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$68,451,159(1)
Foreign currency transactions	(10,562)
Net realized gain	$68,440,597
Change in unrealized appreciation (depreciation):
Investments	$21,155,652
Foreign currency	(1,507)
Net change in unrealized appreciation (depreciation)	$21,154,145
Net realized and unrealized gain	$89,594,742
Net increase in net assets from operations	$98,490,162
(1)	Includes $30,717,019 of net realized gains from redemptions in-kind.
6
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$8,895,420	$18,877,641
Net realized gain	68,440,597(1)	41,858,175(2)
Net change in unrealized appreciation (depreciation)	21,154,145	50,026,769
Net increase in net assets from operations	$98,490,162	$110,762,585
Distributions to shareholders:
Class A	$(3,277,576)	$(17,578,680)
Class C	(18,809)	(284,835)
Class I	(4,749,933)	(22,919,839)
Class R	(158,334)	(1,046,392)
Class R6	(696,459)	(3,272,059)
Total distributions to shareholders	$(8,901,111)	$(45,101,805)
Transactions in shares of beneficial interest:
Class A	$(30,599,677)	$(56,311,251)
Class C	(2,011,980)	(3,240,395)
Class I	(30,934,991)	(113,002,286)
Class R	(3,373,647)	(5,134,320)
Class R6	(12,882,907)	(15,619,431)
Net decrease in net assets from Fund share transactions	$(79,803,202)	$(193,307,683)
Net increase (decrease) in net assets	$9,785,849	$(127,646,903)
Net Assets
At beginning of period	$1,458,106,066	$1,585,752,969
At end of period	$1,467,891,915	$1,458,106,066
(1)	Includes $30,717,019 of net realized gains from redemptions in-kind.
(2)	Includes $51,427,555 of net realized gains from redemptions in-kind.
7
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Financial Highlights

	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$23.690	$22.630	$24.260	$21.000	$20.980	$16.500
Income (Loss) From Operations
Net investment income(1)	$0.133	$0.256	$0.248	$0.254	$0.274	$0.256
Net realized and unrealized gain (loss)	1.492	1.499	(0.917)	4.782	0.154(2)	4.638
Total income (loss) from operations	$1.625	$1.755	$(0.669)	$5.036	$0.428	$4.894
Less Distributions
From net investment income	$(0.135)	$(0.231)	$(0.248)	$(0.244)	$(0.259)	$(0.248)
From net realized gain	—	(0.464)	(0.713)	(1.532)	(0.149)	(0.166)
Total distributions	$(0.135)	$(0.695)	$(0.961)	$(1.776)	$(0.408)	$(0.414)
Net asset value — End of period	$25.180	$23.690	$22.630	$24.260	$21.000	$20.980
Total Return(3)	6.86%(4)	7.92%	(2.78)%	24.29%	2.28%	29.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$603,178	$597,094	$626,604	$699,076	$630,544	$711,972
Ratios (as a percentage of average daily net assets):
Expenses	1.00%(5)(6)	1.03%(6)	1.01%(6)	1.01%	1.04%	1.04%
Net investment income	1.08%(5)	1.12%	1.06%	1.07%	1.48%	1.33%
Portfolio Turnover of the Fund	39%(4)	68%	65%	56%	65%	62%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$23.840	$22.760	$24.390	$21.100	$21.050	$16.520
Income (Loss) From Operations
Net investment income(1)	$0.041	$0.085	$0.073	$0.073	$0.139	$0.103
Net realized and unrealized gain (loss)	1.497	1.509	(0.929)	4.810	0.150(2)	4.655
Total income (loss) from operations	$1.538	$1.594	$(0.856)	$4.883	$0.289	$4.758
Less Distributions
From net investment income	$(0.038)	$(0.050)	$(0.061)	$(0.061)	$(0.090)	$(0.062)
From net realized gain	—	(0.464)	(0.713)	(1.532)	(0.149)	(0.166)
Total distributions	$(0.038)	$(0.514)	$(0.774)	$(1.593)	$(0.239)	$(0.228)
Net asset value — End of period	$25.340	$23.840	$22.760	$24.390	$21.100	$21.050
Total Return(3)	6.45%(4)	7.11%	(3.53)%	23.39%	1.52%	28.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,945	$13,182	$15,822	$20,594	$21,069	$56,344
Ratios (as a percentage of average daily net assets):
Expenses	1.75%(5)(6)	1.78%(6)	1.77%(6)	1.76%	1.79%	1.80%
Net investment income	0.33%(5)	0.37%	0.31%	0.30%	0.75%	0.54%
Portfolio Turnover of the Fund	39%(4)	68%	65%	56%	65%	62%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$23.810	$22.740	$24.380	$21.090	$21.070	$16.570
Income (Loss) From Operations
Net investment income(1)	$0.165	$0.315	$0.308	$0.314	$0.322	$0.305
Net realized and unrealized gain (loss)	1.501	1.508	(0.927)	4.812	0.152(2)	4.658
Total income (loss) from operations	$1.666	$1.823	$(0.619)	$5.126	$0.474	$4.963
Less Distributions
From net investment income	$(0.166)	$(0.289)	$(0.308)	$(0.304)	$(0.305)	$(0.297)
From net realized gain	—	(0.464)	(0.713)	(1.532)	(0.149)	(0.166)
Total distributions	$(0.166)	$(0.753)	$(1.021)	$(1.836)	$(0.454)	$(0.463)
Net asset value — End of period	$25.310	$23.810	$22.740	$24.380	$21.090	$21.070
Total Return(3)	7.00%(4)	8.20%	(2.56)%	24.64%	2.52%	30.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$716,973	$704,292	$786,104	$841,350	$768,930	$819,292
Ratios (as a percentage of average daily net assets):
Expenses	0.75%(5)(6)	0.78%(6)	0.76%(6)	0.76%	0.79%	0.79%
Net investment income	1.34%(5)	1.37%	1.32%	1.31%	1.72%	1.58%
Portfolio Turnover of the Fund	39%(4)	68%	65%	56%	65%	62%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$23.620	$22.560	$24.190	$20.940	$20.920	$16.450
Income (Loss) From Operations
Net investment income(1)	$0.101	$0.198	$0.188	$0.193	$0.228	$0.206
Net realized and unrealized gain (loss)	1.483	1.499	(0.918)	4.773	0.152(2)	4.626
Total income (loss) from operations	$1.584	$1.697	$(0.730)	$4.966	$0.380	$4.832
Less Distributions
From net investment income	$(0.104)	$(0.173)	$(0.187)	$(0.184)	$(0.211)	$(0.196)
From net realized gain	—	(0.464)	(0.713)	(1.532)	(0.149)	(0.166)
Total distributions	$(0.104)	$(0.637)	$(0.900)	$(1.716)	$(0.360)	$(0.362)
Net asset value — End of period	$25.100	$23.620	$22.560	$24.190	$20.940	$20.920
Total Return(3)	6.71%(4)	7.66%	(3.04)%	24.01%	2.03%	29.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,457	$38,492	$41,954	$49,462	$47,772	$59,473
Ratios (as a percentage of average daily net assets):
Expenses	1.25%(5)(6)	1.28%(6)	1.26%(6)	1.26%	1.29%	1.30%
Net investment income	0.83%(5)	0.87%	0.81%	0.81%	1.23%	1.08%
Portfolio Turnover of the Fund	39%(4)	68%	65%	56%	65%	62%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
11
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$23.830	$22.760	$24.400	$21.110	$21.080	$16.580
Income (Loss) From Operations
Net investment income(1)	$0.171	$0.329	$0.323	$0.334	$0.337	$0.320
Net realized and unrealized gain (loss)	1.505	1.509	(0.929)	4.806	0.160(2)	4.656
Total income (loss) from operations	$1.676	$1.838	$(0.606)	$5.140	$0.497	$4.976
Less Distributions
From net investment income	$(0.176)	$(0.304)	$(0.321)	$(0.318)	$(0.318)	$(0.310)
From net realized gain	—	(0.464)	(0.713)	(1.532)	(0.149)	(0.166)
Total distributions	$(0.176)	$(0.768)	$(1.034)	$(1.850)	$(0.467)	$(0.476)
Net asset value — End of period	$25.330	$23.830	$22.760	$24.400	$21.110	$21.080
Total Return(3)	7.04%(4)	8.26%	(2.50)%	24.69%	2.64%	30.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$98,339	$105,046	$115,269	$96,311	$68,343	$76,714
Ratios (as a percentage of average daily net assets):
Expenses	0.70%(5)(6)	0.71%(6)	0.71%(6)	0.70%	0.72%	0.72%
Net investment income	1.38%(5)	1.44%	1.38%	1.39%	1.80%	1.66%
Portfolio Turnover of the Fund	39%(4)	68%	65%	56%	65%	62%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
12
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge.
Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims.
13

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $5,706,945 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2023, $5,706,945 are short-term.
14

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,182,621,093
Gross unrealized appreciation	$294,261,162
Gross unrealized depreciation	(8,982,600)
Net unrealized appreciation	$285,278,562
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion but less than $10 billion	0.575%
$10 billion but less than $15 billion	0.555%
$15 billion but less than $20 billion	0.540%
$20 billion but less than $25 billion	0.530%
$25 billion and over	0.520%
For the six months ended June 30, 2024, the investment adviser fee amounted to $4,577,667 or 0.625% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment adviser fee paid was reduced by $12,456 relating to the Fund’s investment in the Liquidity Fund. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, EVM earned $59,798 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,279 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended June 30, 2024 in the amount of $3,179. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2024 amounted to $750,964 for Class A shares.
15

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2024, the Fund paid or accrued to EVD $47,543 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2024, the Fund paid or accrued to EVD $47,529 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2024 amounted to $15,848 and $47,529 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2024, the Fund was informed that EVD received less than $100 and $121 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $565,548,276 and $592,351,950, respectively, for the six months ended June 30, 2024. In-kind sales for the six months ended June 30, 2024 aggregated $69,333,314.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	421,630	$ 10,345,854	1,066,383	$ 24,329,547
Issued to shareholders electing to receive payments of distributions in Fund shares	116,353	2,915,470	694,393	15,722,094
Redemptions	(1,784,137)	(43,861,001)	(4,248,782)	(96,362,892)
Net decrease	(1,246,154)	$(30,599,677)	(2,488,006)	$(56,311,251)
Class C
Sales	39,749	$ 974,979	88,828	$ 2,048,686
Issued to shareholders electing to receive payments of distributions in Fund shares	645	16,368	11,023	251,399
Redemptions	(121,911)	(3,003,327)	(242,186)	(5,540,480)
Net decrease	(81,517)	$ (2,011,980)	(142,335)	$ (3,240,395)
16

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	4,426,051	$109,624,176	11,047,494	$252,816,591
Issued to shareholders electing to receive payments of distributions in Fund shares	160,583	4,043,038	865,082	19,677,957
Redemptions	(5,833,333)	(144,602,205)	(16,902,275)	(385,496,834)
Net decrease	(1,246,699)	$(30,934,991)	(4,989,699)	$(113,002,286)
Class R
Sales	70,466	$ 1,737,000	178,546	$ 4,053,377
Issued to shareholders electing to receive payments of distributions in Fund shares	6,335	158,334	46,283	1,044,891
Redemptions	(214,227)	(5,268,981)	(454,814)	(10,232,588)
Net decrease	(137,426)	$ (3,373,647)	(229,985)	$ (5,134,320)
Class R6
Sales	150,630	$ 3,732,942	1,821,435	$ 41,712,495
Issued to shareholders electing to receive payments of distributions in Fund shares	24,377	613,865	128,718	2,931,489
Redemptions	(699,859)	(17,229,714)	(2,606,767)	(60,263,415)
Net decrease	(524,852)	$(12,882,907)	(656,614)	$(15,619,431)
8  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2024.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. At June 30, 2024, the Fund had no securities on loan.
17

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

10   Affiliated Investments
At June 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $23,469,857, which represents 1.6% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$6,634,055	$210,112,880	$(193,277,078)	$ —	$ —	$23,469,857	$456,809	23,469,857
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 71,094,069	$ —	$ —	$ 71,094,069
Consumer Discretionary	55,476,050	—	—	55,476,050
Consumer Staples	120,380,994	—	—	120,380,994
Energy	123,215,440	—	—	123,215,440
Financials	246,732,123	14,225,918	—	260,958,041
Health Care	201,743,102	27,377,987	—	229,121,089
Industrials	199,425,180	—	—	199,425,180
Information Technology	123,446,183	—	—	123,446,183
Materials	77,908,425	—	—	77,908,425
Real Estate	80,093,559	—	—	80,093,559
Utilities	103,310,768	—	—	103,310,768
Total Common Stocks	$1,402,825,893	$41,603,905*	$ —	$1,444,429,798
Short-Term Investments	$ 23,469,857	$ —	$ —	$ 23,469,857
Total Investments	$1,426,295,750	$ 41,603,905	$ —	$1,467,899,655
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
18

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
19

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
20

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Large-Cap Value Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
21

Eaton Vance
Large-Cap Value Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
22

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EHSTX-NCSR    6.30.24

Eaton Vance
Small-Cap Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
Eaton Vance
Small-Cap Fund

Eaton Vance
Small-Cap Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.2%
Security	Shares	Value
Aerospace & Defense — 2.8%
Hexcel Corp.	27,508	$ 1,717,874
Woodward, Inc.	15,326	2,672,548
		$ 4,390,422
Automobile Components — 3.4%
Dorman Products, Inc.(1)	51,037	$ 4,668,865
Visteon Corp.(1)	6,378	680,532
		$ 5,349,397
Banks — 8.5%
Commerce Bancshares, Inc.	73,274	$ 4,087,224
Community Financial System, Inc.	63,823	3,013,084
First Financial Bankshares, Inc.	82,132	2,425,358
SouthState Corp.	34,705	2,652,156
Stock Yards Bancorp, Inc.	19,773	982,125
		$ 13,159,947
Building Products — 6.6%
AAON, Inc.	23,008	$ 2,007,218
AZEK Co., Inc.(1)	59,343	2,500,120
CSW Industrials, Inc.	10,764	2,855,797
Hayward Holdings, Inc.(1)	92,162	1,133,593
Janus International Group, Inc.(1)	138,318	1,746,956
		$ 10,243,684
Capital Markets — 3.5%
Cohen & Steers, Inc.	35,886	$ 2,603,888
Stifel Financial Corp.	34,098	2,869,347
		$ 5,473,235
Chemicals — 2.5%
Balchem Corp.	7,789	$ 1,199,117
Quaker Chemical Corp.	16,085	2,729,624
		$ 3,928,741
Consumer Staples Distribution & Retail — 3.1%
Casey's General Stores, Inc.	2,831	$ 1,080,197
Chefs' Warehouse, Inc.(1)	30,239	1,182,647
Performance Food Group Co.(1)	39,656	2,621,658
		$ 4,884,502
Security	Shares	Value
Containers & Packaging — 2.8%
AptarGroup, Inc.	31,355	$ 4,415,098
		$ 4,415,098
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.(1)	7,793	$ 857,853
		$ 857,853
Diversified REITs — 2.9%
Essential Properties Realty Trust, Inc.	160,652	$ 4,451,667
		$ 4,451,667
Electric Utilities — 2.1%
IDACORP, Inc.	35,685	$ 3,324,058
		$ 3,324,058
Electronic Equipment, Instruments & Components — 1.0%
Badger Meter, Inc.	8,457	$ 1,575,962
		$ 1,575,962
Financial Services — 1.3%
Euronet Worldwide, Inc.(1)	18,759	$ 1,941,556
		$ 1,941,556
Food Products — 1.3%
J&J Snack Foods Corp.	7,420	$ 1,204,785
Lancaster Colony Corp.	4,107	776,100
		$ 1,980,885
Ground Transportation — 1.6%
Landstar System, Inc.	13,580	$ 2,505,238
		$ 2,505,238
Health Care Equipment & Supplies — 2.4%
Integer Holdings Corp.(1)	17,205	$ 1,992,167
Neogen Corp.(1)	110,201	1,722,442
		$ 3,714,609
Health Care Providers & Services — 8.3%
Addus HomeCare Corp.(1)	18,744	$ 2,176,366
Chemed Corp.	7,995	4,337,927
Option Care Health, Inc.(1)	90,609	2,509,869
U.S. Physical Therapy, Inc.	42,221	3,902,065
		$ 12,926,227

1
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 6.6%
Aramark	122,436	$ 4,165,273
Choice Hotels International, Inc.	12,298	1,463,462
Texas Roadhouse, Inc.	6,273	1,077,137
Wyndham Hotels & Resorts, Inc.	47,125	3,487,250
		$ 10,193,122
Industrial REITs — 3.2%
EastGroup Properties, Inc.	16,613	$ 2,825,871
Terreno Realty Corp.	37,069	2,193,744
		$ 5,019,615
Insurance — 7.4%
AMERISAFE, Inc.	24,344	$ 1,068,458
First American Financial Corp.	22,913	1,236,156
RLI Corp.	20,518	2,886,677
Selective Insurance Group, Inc.	31,936	2,996,555
White Mountains Insurance Group Ltd.	1,821	3,309,577
		$ 11,497,423
Machinery — 4.9%
Albany International Corp., Class A	29,568	$ 2,497,018
Atmus Filtration Technologies, Inc.(1)	54,195	1,559,732
Franklin Electric Co., Inc.	14,030	1,351,370
Middleby Corp.(1)	18,532	2,272,208
		$ 7,680,328
Professional Services — 2.6%
CBIZ, Inc.(1)	53,896	$ 3,993,694
		$ 3,993,694
Retail REITs — 1.5%
NETSTREIT Corp.	148,454	$ 2,390,109
		$ 2,390,109
Semiconductors & Semiconductor Equipment — 3.2%
Allegro MicroSystems, Inc.(1)	54,078	$ 1,527,163
Axcelis Technologies, Inc.(1)	12,422	1,766,284
Diodes, Inc.(1)	22,378	1,609,649
		$ 4,903,096
Software — 5.8%
Altair Engineering, Inc., Class A(1)	10,484	$ 1,028,271
CCC Intelligent Solutions Holdings, Inc.(1)	92,738	1,030,319
Clearwater Analytics Holdings, Inc., Class A(1)	78,590	1,455,487
Envestnet, Inc.(1)	37,745	2,362,460
Security	Shares	Value
Software (continued)
Progress Software Corp.	32,554	$ 1,766,380
SPS Commerce, Inc.(1)	7,358	1,384,481
		$ 9,027,398
Specialized REITs — 1.3%
CubeSmart	43,399	$ 1,960,333
		$ 1,960,333
Specialty Retail — 3.1%
Burlington Stores, Inc.(1)	3,509	$ 842,160
Valvoline, Inc.(1)	91,840	3,967,488
		$ 4,809,648
Textiles, Apparel & Luxury Goods — 1.1%
Steven Madden Ltd.	39,698	$ 1,679,225
		$ 1,679,225
Trading Companies & Distributors — 2.8%
Core & Main, Inc., Class A(1)	73,250	$ 3,584,855
Herc Holdings, Inc.	5,600	746,424
		$ 4,331,279
Total Common Stocks (identified cost $123,950,442)		$152,608,351

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	1,888,386	$ 1,888,386
Total Short-Term Investments (identified cost $1,888,386)		$ 1,888,386
Total Investments — 99.4% (identified cost $125,838,828)		$154,496,737
Other Assets, Less Liabilities — 0.6%		$ 1,000,424
Net Assets — 100.0%		$155,497,161
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.

2
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
REITs	– Real Estate Investment Trusts
3
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Unaffiliated investments, at value (identified cost $123,950,442)	$152,608,351
Affiliated investments, at value (identified cost $1,888,386)	1,888,386
Dividends receivable	150,590
Dividends receivable from affiliated investments	10,349
Receivable for investments sold	933,728
Receivable for Fund shares sold	745,456
Receivable from affiliates	24,821
Trustees' deferred compensation plan	17,958
Total assets	$156,379,639
Liabilities
Payable for Fund shares redeemed	$670,439
Payable to affiliates:
Investment adviser fee	99,016
Administration fee	19,866
Distribution and service fees	9,278
Trustees' deferred compensation plan	17,958
Accrued expenses	65,921
Total liabilities	$882,478
Net Assets	$155,497,161
Sources of Net Assets
Paid-in capital	$125,245,176
Distributable earnings	30,251,985
Net Assets	$155,497,161
Class A Shares
Net Assets	$24,969,058
Shares Outstanding	1,731,336
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.42
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$15.22
Class C Shares
Net Assets	$4,711,358
Shares Outstanding	439,327
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.72
Class I Shares
Net Assets	$124,894,920
Shares Outstanding	7,504,733
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.64
Class R Shares
Net Assets	$921,825
Shares Outstanding	68,153
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.53
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income	$933,091
Dividend income from affiliated investments	67,858
Total investment income	$1,000,949
Expenses
Investment adviser fee	$598,825
Administration fee	119,765
Distribution and service fees:
Class A	30,339
Class C	22,765
Class R	2,216
Trustees’ fees and expenses	2,752
Custodian fee	19,770
Transfer and dividend disbursing agent fees	71,254
Legal and accounting services	29,083
Printing and postage	8,057
Registration fees	29,748
Miscellaneous	11,242
Total expenses	$945,816
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$123,727
Total expense reductions	$123,727
Net expenses	$822,089
Net investment income	$178,860
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$2,238,624
Net realized gain	$2,238,624
Change in unrealized appreciation (depreciation):
Investments	$1,076,027
Net change in unrealized appreciation (depreciation)	$1,076,027
Net realized and unrealized gain	$3,314,651
Net increase in net assets from operations	$3,493,511
5
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$178,860	$450,681
Net realized gain	2,238,624	2,351,334
Net change in unrealized appreciation (depreciation)	1,076,027	12,763,011
Net increase in net assets from operations	$3,493,511	$15,565,026
Distributions to shareholders:
Class A	$—	$(154,952)
Class C	—	(33,613)
Class I	—	(990,384)
Class R	—	(3,353)
Total distributions to shareholders	$—	$(1,182,302)
Transactions in shares of beneficial interest:
Class A	$450,201	$299,740
Class C	168,986	834,998
Class I	(3,037,599)	11,471,668
Class R	(13,001)	454,713
Net increase (decrease) in net assets from Fund share transactions	$(2,431,413)	$13,061,119
Net increase in net assets	$1,062,098	$27,443,843
Net Assets
At beginning of period	$154,435,063	$126,991,220
At end of period	$155,497,161	$154,435,063
6
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2024
Financial Highlights

	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$14.110	$12.770	$15.590	$14.690	$13.190	$11.100
Income (Loss) From Operations
Net investment income (loss)(1)	$0.003	$0.018	$(0.002)	$(0.041)	$0.001	$(0.008)
Net realized and unrealized gain (loss)	0.307	1.418	(2.407)	3.103	1.654	3.046
Total income (loss) from operations	$0.310	$1.436	$(2.409)	$3.062	$1.655	$3.038
Less Distributions
From net investment income	$—	$(0.015)	$—	$—	$—	$—
From net realized gain	—	(0.081)	(0.411)	(2.162)	(0.155)	(0.948)
Total distributions	$—	$(0.096)	$(0.411)	$(2.162)	$(0.155)	$(0.948)
Net asset value — End of period	$14.420	$14.110	$12.770	$15.590	$14.690	$13.190
Total Return(2)(3)	2.20%(4)	11.28%	(15.53)%	21.18%	12.73%	27.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,969	$24,053	$21,475	$28,882	$26,683	$24,530
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.21%(5)(6)	1.21%(6)	1.21%(6)	1.21%	1.21%	1.21%
Net investment income (loss)	0.04%(5)	0.14%	(0.02)%	(0.25)%	0.01%	(0.06)%
Portfolio Turnover	21%(4)	42%	53%	55%	71%	54%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator reimbursed certain operating expenses (equal to 0.15%, 0.17%, 0.18%, 0.17%, 0.25% and 0.29% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$10.530	$9.610	$11.880	$11.630	$10.550	$9.100
Income (Loss) From Operations
Net investment loss(1)	$(0.038)	$(0.059)	$(0.076)	$(0.131)	$(0.074)	$(0.092)
Net realized and unrealized gain (loss)	0.228	1.060	(1.834)	2.440	1.309	2.490
Total income (loss) from operations	$0.190	$1.001	$(1.910)	$2.309	$1.235	$2.398
Less Distributions
From net realized gain	$—	$(0.081)	$(0.360)	$(2.059)	$(0.155)	$(0.948)
Total distributions	$—	$(0.081)	$(0.360)	$(2.059)	$(0.155)	$(0.948)
Net asset value — End of period	$10.720	$10.530	$9.610	$11.880	$11.630	$10.550
Total Return(2)(3)	1.80%(4)	10.46%	(16.17)%	20.25%	11.93%	26.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,711	$4,469	$3,299	$3,254	$3,517	$4,564
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.96%(5)(6)	1.96%(6)	1.96%(6)	1.96%	1.96%	1.96%
Net investment loss	(0.71)%(5)	(0.59)%	(0.74)%	(1.01)%	(0.76)%	(0.87)%
Portfolio Turnover	21%(4)	42%	53%	55%	71%	54%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator reimbursed certain operating expenses (equal to 0.15%, 0.17%, 0.18%, 0.17%, 0.25% and 0.29% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$16.260	$14.700	$17.870	$16.570	$14.830	$12.360
Income (Loss) From Operations
Net investment income(1)	$0.024	$0.062	$0.040	$0.003	$0.037	$0.029
Net realized and unrealized gain (loss)	0.356	1.627	(2.762)	3.502	1.873	3.389
Total income (loss) from operations	$0.380	$1.689	$(2.722)	$3.505	$1.910	$3.418
Less Distributions
From net investment income	$—	$(0.048)	$(0.021)	$(0.017)	$(0.015)	$—
From net realized gain	—	(0.081)	(0.427)	(2.188)	(0.155)	(0.948)
Total distributions	$—	$(0.129)	$(0.448)	$(2.205)	$(0.170)	$(0.948)
Net asset value — End of period	$16.640	$16.260	$14.700	$17.870	$16.570	$14.830
Total Return(2)(3)	2.34%(4)	11.54%	(15.31)%	21.46%	13.05%	27.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$124,895	$124,995	$101,802	$111,052	$82,716	$57,202
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.96%(5)(6)	0.96%(6)	0.96%(6)	0.96%	0.96%	0.96%
Net investment income	0.29%(5)	0.40%	0.25%	0.01%	0.27%	0.20%
Portfolio Turnover	21%(4)	42%	53%	55%	71%	54%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The administrator reimbursed certain operating expenses (equal to 0.15%, 0.17%, 0.18%, 0.17%, 0.25% and 0.29% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2024
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$13.250	$12.010	$14.690	$13.930	$12.540	$10.620
Income (Loss) From Operations
Net investment loss(1)	$(0.014)	$(0.012)	$(0.032)	$(0.082)	$(0.029)	$(0.042)
Net realized and unrealized gain (loss)	0.294	1.333	(2.267)	2.936	1.574	2.910
Total income (loss) from operations	$0.280	$1.321	$(2.299)	$2.854	$1.545	$2.868
Less Distributions
From net realized gain	$—	$(0.081)	$(0.381)	$(2.094)	$(0.155)	$(0.948)
Total distributions	$—	$(0.081)	$(0.381)	$(2.094)	$(0.155)	$(0.948)
Net asset value — End of period	$13.530	$13.250	$12.010	$14.690	$13.930	$12.540
Total Return(2)(3)	2.11%(4)	11.03%	(15.73)%	20.82%	12.51%	27.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$922	$917	$414	$455	$569	$595
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.46%(5)(6)	1.46%(6)	1.46%(6)	1.46%	1.46%	1.46%
Net investment loss	(0.20)%(5)	(0.10)%	(0.25)%	(0.53)%	(0.25)%	(0.34)%
Portfolio Turnover	21%(4)	42%	53%	55%	71%	54%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The administrator reimbursed certain operating expenses (equal to 0.15%, 0.17%, 0.18%, 0.17%, 0.25% and 0.29% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business,
11

Eaton Vance
Small-Cap Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$127,758,968
Gross unrealized appreciation	$30,834,565
Gross unrealized depreciation	(4,096,796)
Net unrealized appreciation	$26,737,769
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.7500%
$500 million but less than $1 billion	0.6875%
$1 billion but less than $1.5 billion	0.6250%
$1.5 billion but less than $2 billion	0.5625%
$2 billion but less than $3 billion	0.5000%
$3 billion and over	0.4375%
For the six months ended June 30, 2024, the Fund’s investment adviser fee amounted to $598,825 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment adviser fee paid was reduced by $1,914 relating to the Fund’s investment in the Liquidity Fund.
The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the administration fee amounted to $119,765.
12

Eaton Vance
Small-Cap Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

EVM has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.21%, 1.96%, 0.96% and 1.46% of the Fund's average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after May 1, 2025. Pursuant to this agreement, EVM was allocated $121,813 of the Fund's operating expenses for the six months ended June 30, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, EVM earned $5,604 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,035 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2024. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2024 amounted to $30,339 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2024, the Fund paid or accrued to EVD $17,074 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2024, the Fund paid or accrued to EVD $1,108 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2024 amounted to $5,691 and $1,108 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2024, the Fund was informed that EVD received $253 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $32,369,328 and $36,812,892, respectively, for the six months ended June 30, 2024.
13

Eaton Vance
Small-Cap Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	184,222	$ 2,680,371	271,873	$ 3,715,678
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	11,173	149,716
Redemptions	(157,391)	(2,230,170)	(260,690)	(3,565,654)
Net increase	26,831	$ 450,201	22,356	$ 299,740
Class C
Sales	63,468	$ 682,737	119,883	$ 1,231,338
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	3,358	33,613
Redemptions	(48,482)	(513,751)	(42,249)	(429,953)
Net increase	14,986	$ 168,986	80,992	$ 834,998
Class I
Sales	1,471,246	$24,376,214	2,304,439	$35,547,563
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	62,815	970,486
Redemptions	(1,651,751)	(27,413,813)	(1,609,362)	(25,046,381)
Net increase (decrease)	(180,505)	$(3,037,599)	757,892	$11,471,668
Class R
Sales	8,147	$ 110,224	49,905	$ 649,748
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	266	3,353
Redemptions	(9,219)	(123,225)	(15,431)	(198,388)
Net increase (decrease)	(1,072)	$ (13,001)	34,740	$ 454,713
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2024.
14

Eaton Vance
Small-Cap Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At June 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,888,386, which represents 1.2% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$823,913	$30,556,830	$(29,492,357)	$ —	$ —	$1,888,386	$67,858	1,888,386
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$152,608,351*	$ —	$ —	$152,608,351
Short-Term Investments	1,888,386	—	—	1,888,386
Total Investments	$ 154,496,737	$ —	$ —	$154,496,737
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
15

Eaton Vance
Small-Cap Fund
June 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
16

Eaton Vance
Small-Cap Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
• Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
17

Eaton Vance
Small-Cap Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Small-Cap Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and consistent with the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
18

Eaton Vance
Small-Cap Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
19

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ETEGX-NCSR    6.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 23, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 23, 2024